UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2011




[LOGO OF USAA]
   USAA(R)





PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA EXTENDED MARKET INDEX FUND
MARCH 31, 2011






                                                                      (Form N-Q)

48481-0511                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (the Series), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

FUND INVESTMENT - At March 31, 2011, the Fund's investment in the Series was $405,580,000, at value, representing 82.44% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets. The following is a summary of the inputs used to value the Fund's investment in the Series as of March 31, 2011:

 Valuation Inputs                                       Investment in the Series
--------------------------------------------------------------------------------
 Level 1 - Quoted Prices                                                      $-
 Level 2 - Other Significant Observable Inputs                       405,580,000
 Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
 Total                                                              $405,508,000
--------------------------------------------------------------------------------

The Schedule of Investments of the Series follows.

================================================================================

USAA Extended Market Index Fund

================================================================================

SCHEDULE OF INVESTMENTS                      MASTER EXTENDED MARKET INDEX SERIES
MARCH 31, 2011 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.2%
AAR Corp. (a)                                                         6,127        $    169,840
Aerosonic Corp. (a)                                                     200                 572
AeroVironment, Inc. (a)                                               2,900             101,413
Alliant Techsystems, Inc.                                             4,898             346,142
American Defense Systems, Inc. (a)                                   13,400               2,137
Applied Energetics, Inc. (a)                                         13,532               8,931
Arotech Corp. (a)                                                     3,320               4,648
Astronics Corp. (a)                                                   1,831              46,086
Astrotech Corp. (a)                                                   6,283               6,723
Aviation General, Inc. (a)                                            1,200                   -
BE Aerospace, Inc. (a)                                               15,306             543,822
Ceradyne, Inc. (a)                                                    4,379             197,405
Cubic Corp.                                                           2,560             147,200
Curtiss-Wright Corp.                                                  6,912             242,888
Ducommun, Inc.                                                        1,600              38,240
Esterline Technologies Corp. (a)                                      4,660             329,555
Force Protection, Inc. (a)                                           10,883              53,327
GenCorp, Inc. (a)                                                    10,600              63,388
Heico Corp., Class A                                                  4,514             203,040
Hexcel Corp. (a)                                                     15,166             298,618
Huntington Ingalls Industries Inc. (a)                                7,174             297,721
Innovative Solutions & Support, Inc. (a)                              3,261              19,077
Kratos Defense & Security Solutions, Inc. (a)                         3,799              54,098
LMI Aerospace, Inc. (a)                                               2,417              48,848
Ladish Co., Inc. (a)                                                  2,446             133,674
Mantech International Corp., Class A (a)                              3,352             142,125
Moog, Inc., Class A (a)                                               6,500             298,415
Orbital Sciences Corp. (a)                                            8,812             166,723
RBC Bearings, Inc. (a)                                                3,468             132,582
Smith & Wesson Holding Corp. (a)                                     11,500              40,825
Spirit Aerosystems Holdings, Inc., Class A (a)                       16,077             412,697
Sturm Ruger & Co., Inc.                                               4,082              93,764
Taser International, Inc. (a)                                        10,930              44,485
Teledyne Technologies, Inc. (a)                                       5,623             290,765
TransDigm Group, Inc. (a)                                             6,098             511,195
Triumph Group, Inc.                                                   3,009             266,146
VSE Corp.                                                               957              28,432
                                                                                   ------------
                                                                                      5,785,547
-----------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.1%
Akeena Solar, Inc. (a)(b)                                             2,600               1,235
Ascent Solar Technologies, Inc. (a)                                   4,783              13,727
BioFuel Energy Corp. (a)                                              4,600               3,772
DayStar Technologies, Inc. (a)                                        2,334               2,059
Ener1, Inc. (a)                                                      12,902              38,190
Energy Conversion Devices, Inc. (a)                                   8,191              18,512
Evergreen Solar Inc. (a)                                              5,052               6,820
FuelCell Energy, Inc. (a)(b)                                         18,181              38,907
GT Solar International, Inc. (a)                                     10,405             110,917
Green Plains Renewable Energy (a)                                     3,018              36,277
GreenHunter Energy, Inc. (a)                                          4,134               3,638
Hoku Corp. (a)                                                        2,900               5,800
Ocean Power Technologies, Inc. (a)                                    2,700              14,931
Pacific Ethanol, Inc. (a)(b)                                         15,500               9,703
Plug Power, Inc. (a)                                                 19,907              15,129
STR Holdings, Inc. (a)                                                6,934             132,994
SunPower Corp., Class A (a)(b)                                       11,986             205,440
SunPower Corp., Class B (a)                                           3,173              52,894
Verenium Corp. (a)                                                    4,025              12,236
                                                                                   ------------
                                                                                        723,181
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 2.1%
American Axle & Manufacturing Holdings, Inc. (a)                     10,379             130,672
Amerigon, Inc. (a)                                                    4,326              66,058
BorgWarner, Inc. (a)                                                 18,122           1,444,142
Cooper Tire & Rubber Co.                                              9,748             251,011
Dana Holding Corp. (a)                                               22,239             386,736
Dorman Products, Inc. (a)                                             2,221              93,482
Exide Technologies (a)                                               11,832             132,282
Federal-Mogul Corp., Class A (a)                                      4,300             107,070
Fuel Systems Solutions, Inc. (a)                                      2,636              79,555
General Motors Co. (a)                                               87,820           2,725,055
Gentex Corp.                                                         21,996             665,379
LKQ Corp. (a)                                                        23,329             562,229
Lear Corp.                                                           15,704             767,455
LoJack Corp. (a)                                                      4,784              22,437
Modine Manufacturing Co. (a)                                          7,522             121,405
Quantum Fuel Systems Technologies Worldwide Inc. (a)(b)               2,685              11,680
Shiloh Industries, Inc.                                               1,552              18,127
Standard Motor Products, Inc.                                         4,087              56,523
Stoneridge, Inc. (a)                                                  4,469              65,337
Strattec Security Corp.                                                 646              21,647
Superior Industries International, Inc.                               3,986             102,201
TRW Automotive Holdings Corp. (a)                                    16,170             890,644
Tenneco, Inc. (a)                                                     9,554             405,567
Titan International, Inc.                                             6,119             162,827
U.S. Auto Parts Network, Inc. (a)                                     3,482              30,293
Visteon Corp. (a)                                                     7,458             466,050
WABCO Holdings, Inc. (a)                                             10,296             634,645
                                                                                   ------------
                                                                                     10,420,509
-----------------------------------------------------------------------------------------------
BANKS - 4.5%
1st Source Corp.                                                      2,213              44,349
1st United BanCorp., Inc. (a)                                         4,650              32,643
Abington Bancorp, Inc.                                                3,482              42,585
Alliance Financial Corp.                                              1,029              34,317
Ameriana Bancorp                                                        200                 920
American National Bankshares, Inc.                                    1,229              27,665
Ameris Bancorp (a)                                                    3,992              40,559
Ames National Corp.                                                   1,431              27,332
Anchor Bancorp Wisconsin, Inc. (a)(b)                                 3,004               2,974
Arrow Financial Corp.                                                 2,005              49,604
Associated Banc-Corp.                                                27,039             401,529
Astoria Financial Corp.                                              13,584             195,202
Atlantic Coast Financial Corp. (a)                                      451               4,487
BCB Bancorp, Inc.                                                     2,210              22,763
BCSB Bancorp, Inc. (a)                                                  631               8,203
BOK Financial Corp.                                                   4,215             217,831

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011        1

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Bancfirst Corp.                                                       1,130        $     48,228
Bancorp of New Jersey, Inc.                                           1,300              13,286
Bancorp Rhode Island, Inc.                                              900              27,783
The Bancorp, Inc. (a)                                                 4,721              43,575
BancorpSouth, Inc.                                                   11,949             184,612
BancTrust Financial Group, Inc. (a)                                   3,818               9,392
Bank Mutual Corp.                                                     7,762              32,833
Bank of Granite Corp. (a)                                             2,778               1,556
Bank of Hawaii Corp.                                                  7,646             365,632
Bank of Marin Bancorp                                                 1,010              37,693
Bank of the Ozarks, Inc. (c)                                          2,500             109,275
BankAtlantic Bancorp, Inc. (a)                                        7,368               6,779
BankFinancial Corp.                                                   3,146              28,912
BankUnited Inc.                                                       4,069             116,821
Banner Corp.                                                         18,732              44,395
Bar Harbor Bankshares                                                 1,235              37,668
Beneficial Mutual Bancorp, Inc. (a)                                   6,337              54,625
Berkshire Bancorp, Inc. (a)                                             733               4,537
Berkshire Hills Bancorp, Inc.                                         2,488              51,875
BofI Holding, Inc. (a)                                                2,300              35,696
Boston Private Financial Holdings, Inc.                              12,140              85,830
Bridge Bancorp, Inc.                                                  1,286              28,768
Brookline Bancorp, Inc.                                               5,799              61,063
Bryn Mawr Bank Corp.                                                  2,135              43,917
CFS Bancorp, Inc.                                                     2,640              14,837
CVB Financial Corp. (b)                                              15,275             142,210
California First National Bancorp                                       600               9,162
Camco Financial Corp. (a)                                               894               1,708
Camden National Corp.                                                 1,268              43,416
Cape Bancorp, Inc. (a)                                                2,845              27,995
Capital Bank Corp. (a)                                                3,637              13,821
Capital City Bank Group, Inc.                                         2,165              27,452
CapitalSource, Inc.                                                  47,075             331,408
Capitol Federal Financial Inc.                                       26,497             298,621
Cardinal Financial Corp.                                              5,228              60,958
Carrollton Bancorp                                                      210                 909
Cascade Bancorp (a)                                                   1,094               7,220
Cascade Financial Corp. (a)                                           2,391               1,004
Cathay General Bancorp                                               12,524             213,534
Center Bancorp, Inc.                                                  3,015              28,914
Center Financial Corp. (a)                                            7,429              54,529
Centerstate Banks, Inc.                                               4,930              34,510
Central Pacific Financial Corp. (a)(b)                                  420               8,736
Century Bancorp, Inc., Class A                                          900              24,093
Chemical Financial Corp.                                              4,028              80,278
Chicopee Bancorp, Inc. (a)                                            1,569              22,201
Citizens & Northern Corp.                                             2,255              37,907
Citizens Banking Corp. (a)                                           69,785              62,102
Citizens South Banking Corp.                                          3,414              15,192
City Holding Co.                                                      2,900             102,544
City National Corp.                                                   7,597             433,409
Clifton Savings Bancorp, Inc.                                         2,375              28,191
CoBiz Financial, Inc.                                                 6,085              42,291
Colony Bankcorp, Inc. (a)                                               750               3,075
Columbia Banking System, Inc.                                         6,342             121,576
Commerce Bancshares, Inc.                                            12,369             500,202
Community Bank System, Inc.                                           5,500             133,485
Community Trust Bancorp, Inc.                                         2,351              65,052
Cullen/Frost Bankers, Inc.                                            9,033             533,128
Danvers Bancorp, Inc.                                                 3,700              79,254
Dime Community Bancshares, Inc.                                       5,556              82,007
Doral Financial Corp. (a)                                            13,948              15,343
ESB Financial Corp.                                                   2,128              31,431
ESSA Bancorp, Inc.                                                    2,400              31,680
Eagle Bancorp, Inc. (a)                                               3,567              50,116
East-West Bancorp, Inc.                                              23,659             519,552
Eastern Virginia Bankshares, Inc.                                     2,156               7,783
Encore Bancshares, Inc. (a)                                           2,007              24,365
Enterprise Financial Services Corp.                                   2,700              37,989
F.N.B. Corp.                                                         18,237             192,218
FNB United Corp. (a)                                                  2,022                 607
Farmers Capital Bank Corp. (a)                                        1,981              14,917
Financial Institutions, Inc.                                          2,199              38,482
First Bancorp, Inc.                                                   2,033              31,003
First Bancorp, North Carolina                                         2,691              35,683
First Bancorp Pureto Rico (a)                                         2,806              14,030
First Busey Corp.                                                    10,423              52,949
First Citizens Banc Corp. (a)                                         1,258               5,284
First Citizens BancShares, Inc., Class A                                874             175,307
First Commonwealth Financial Corp.                                   15,202             104,134
First Community Bancshares, Inc.                                      2,933              41,590
First Defiance Financial Corp. (a)                                    1,300              18,525
First Federal Bancshares of Arkansas, Inc. (a)                        1,515               4,242
First Financial Bancorp                                               9,162             152,914
First Financial Bankshares, Inc.                                      3,356             172,398
First Financial Corp.                                                 1,833              60,929
First Financial Holdings, Inc.                                        2,484              28,094
First Financial Northwest, Inc. (a)                                   5,190              29,583
First Financial Service Corp. (a)                                       358               1,307
First M&F Corp.                                                       1,106               4,557
First Merchants Corp.                                                 4,483              37,074
First Midwest Bancorp, Inc.                                          11,844             139,641
First Niagara Financial Group, Inc.                                  32,889             446,633
The First of Long Island Corp.                                        1,694              47,008
First Place Financial Corp. (a)                                       4,526              10,319
First Security Group, Inc. (a)                                        1,076               1,001
First South Bancorp, Inc.                                             1,978               9,870
First United Corp.                                                      700               2,261
FirstMerit Corp.                                                     16,824             287,017
Flagstar BanCorp., Inc. (a)                                          57,304              85,956
Flushing Financial Corp.                                              4,768              71,043
Fox Chase BanCorp., Inc.                                              3,399              47,314
Fulton Financial Corp.                                               30,916             343,477
German American Bancorp, Inc.                                         2,407              41,376
Glacier Bancorp, Inc.                                                11,111             167,221
Great Southern Bancorp, Inc.                                          1,675              35,929
Greene County Bancshares, Inc. (a)                                    2,027               5,655
Guaranty Bancorp (a)                                                 11,118              14,342
HMN Financial, Inc. (a)                                               1,094               3,009
Hampton Roads Bankshares, Inc. (a)                                    4,404               3,743
Hancock Holding Co.                                                   4,046             132,871
Hanmi Financial Corp. (a)                                            25,805              31,998
Hawthorn Bancshares, Inc.                                               715               6,442
Heartland Financial USA, Inc.                                         2,546              43,282
Heritage Commerce Corp. (a)                                           5,469              25,868
Heritage Financial Corp. (a)                                          2,907              41,192
Home Bancorp, Inc. (a)                                                2,090              32,019
Home Bancshares, Inc.                                                 4,210              95,777
Home Federal Bancorp, Inc.                                            2,646              31,170

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  2       QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONTINUED)
Hudson Valley Holding Corp.                                            2,253       $     49,566
IBERIABANK Corp.                                                       4,282            257,477
Independent Bank Corp./MA                                              3,543             95,696
Independent Bank Corp./MI (a)                                          3,528             11,290
Indiana Community Bancorp                                              1,100             17,105
Integra Bank Corp. (a)                                                 5,814              1,627
International Bancshares Corp.                                         8,923            163,648
Intervest Bancshares Corp. (a)                                         5,086             12,969
Investors Bancorp, Inc. (a)                                            7,975            118,748
Jefferson Bancshares, Inc. (a)                                         2,346              8,305
Kearny Financial Corp.                                                 3,549             35,596
Lakeland Bancorp, Inc.                                                 4,537             47,094
Lakeland Financial Corp.                                               3,200             72,576
Legacy Bancorp, Inc./MA                                                1,700             21,726
Louisiana Bancorp, Inc. (a)                                            1,505             22,726
MB Financial, Inc.                                                     8,299            173,947
Macatawa Bank Corp. (a)                                                5,523             13,752
MainSource Financial Group, Inc.                                       3,458             34,615
Malvern Federal Bancorp, Inc.                                          1,200             10,464
Mercantile Bank Corp. (a)                                              2,933             28,743
Merchants Bancshares, Inc.                                             1,375             36,410
Metro Bancorp, Inc. (a)                                                2,495             30,813
Mid Penn Bancorp, Inc.                                                   115              1,029
MidwestOne Financial Group, Inc.                                       1,783             26,460
MutualFirst Financial, Inc.                                            1,617             14,973
NASB Financial, Inc. (a)                                                 717             11,601
NBT Bancorp, Inc.                                                      5,602            127,670
Nara Bancorp, Inc. (a)                                                 6,000             57,720
National Bankshares, Inc.                                              1,298             37,512
National Penn Bancshares, Inc.                                        20,227            156,557
New York Community Bancorp, Inc. (b)                                  68,687          1,185,538
NewAlliance Bancshares, Inc.                                          15,324            227,408
Newbridge Bancorp (a)                                                  4,304             21,434
North Valley Bancorp (a)                                                 657              7,082
Northern States Financial Corp. (a)                                      300                447
Northfield Bancorp, Inc.                                               3,455             47,679
Northwest Bancshares, Inc.                                             7,900             99,066
Norwood Financial Corp.                                                  346              9,581
OceanFirst Financial Corp.                                             4,400             61,380
Ohio Valley Banc Corp.                                                 1,071             22,802
Old National Bancorp                                                  13,654            146,371
Old Second Bancorp, Inc.                                               4,286              4,286
Oriental Financial Group                                               7,448             93,472
Oritani Financial Corp.                                                2,971             37,672
Orrstown Financial Service, Inc.                                       1,292             36,176
PAB Bankshares, Inc. (a)                                               1,688                616
PVF Capital Corp. (a)                                                  7,144             15,360
Pacific Capital Bancorp NA (a)                                           763             22,615
Pacific Continental Corp.                                              3,570             36,378
PacWest Bancorp                                                        5,048            109,794
Park National Corp.                                                    1,991            133,039
Parkvale Financial Corp.                                                 928              9,094
Peapack-Gladstone Financial Corp.                                      2,004             26,573
Penns Woods Bancorp, Inc.                                                955             37,178
Peoples Bancorp of North Carolina, Inc.                                  885              5,850
Peoples Bancorp, Inc.                                                  1,744             20,963
Peoples Financial Corp.                                                1,000             15,840
Pinnacle Financial Partners, Inc. (a)                                  5,842             96,627
Popular, Inc. (a)                                                    161,332            469,476
Porter Bancorp, Inc.                                                   1,086              8,569
Preferred Bank (a)                                                     4,683              6,978
Premierwest Bancop (a)                                                 2,927              6,410
PrivateBancorp, Inc.                                                  10,798            165,101
Prosperity Bancshares, Inc.                                            7,811            334,076
Provident Financial Holdings, Inc.                                     2,100             17,409
Provident Financial Services, Inc.                                     9,789            144,877
Provident New York Bancorp                                             5,976             61,672
Prudential Bancorp, Inc. of Pennsylvania                               1,400              9,940
Pulaski Financial Corp.                                                2,281             17,108
Renasant Corp.                                                         4,016             68,192
Republic Bancorp, Inc., Class A                                        1,698             33,077
Republic First Bancorp, Inc. (a)                                       6,169             17,212
Riverview Bancorp, Inc. (a)                                            5,775             17,672
Rockville Financial, Inc.                                              2,908             30,325
Rodman & Renshaw Capital Group, Inc. (a)                               5,100             10,455
Roma Financial Corp.                                                   1,453             16,085
Rome Bancorp, Inc.                                                     2,000             22,600
Royal Bancshares of Pennsylvania, Class A (a)                          1,265              2,302
S&T Bancorp, Inc. (b)                                                  4,469             96,396
SCBT Financial Corp.                                                   2,109             70,188
SVB Financial Group (a)                                                6,611            376,364
SY Bancorp, Inc.                                                       2,371             59,654
Sandy Spring Bancorp, Inc.                                             4,134             76,314
Savannah Bancorp, Inc. (a)                                             1,551             11,539
Seacoast Banking Corp. of Florida (a)                                 19,088             30,159
Shore Bancshares, Inc.                                                 1,362             13,280
Sierra Bancorp                                                         2,406             26,899
Signature Bank (a)                                                     6,584            371,338
Simmons First National Corp., Class A                                  2,800             75,852
Southside Bancshares, Inc.                                             2,931             62,723
Southwest Bancorp, Inc. (a)                                            4,200             59,598
Southwest Georgia Financial Corp.                                        132              1,795
State Bancorp, Inc.                                                    2,908             30,214
StellarOne Corp.                                                       3,728             52,938
Sterling Bancorp                                                       4,960             49,650
Sterling Bancshares, Inc.                                             16,180            139,310
Sterling Financial Corp. of Washington (a)                             3,452             57,821
Suffolk Bancorp                                                        1,604             33,652
Summit Financial Group, Inc. (a)                                         785              2,873
Sun Bancorp, Inc. (a)                                                  3,817             13,283
Superior Bancorp (a)                                                   6,766              2,368
Susquehanna Bancshares, Inc.                                          20,101            187,944
Synovus Financial Corp. (b)                                           99,700            239,280
TCF Financial Corp.                                                   21,476            340,609
TF Financial Corp.                                                       579             12,061
TFS Financial Corp.                                                   14,493            153,916
Teche Holding Co.                                                        423             15,249
Texas Capital Bancshares, Inc. (a)                                     6,200            161,138
Tompkins Trustco, Inc.                                                 1,526             63,405
Tower Bancorp, Inc.                                                    2,070             46,140
Towne Bank (b)                                                         4,887             76,530
Trico Bancshares                                                       2,458             40,090
TrustCo Bank Corp. NY                                                 12,512             74,196
Trustmark Corp.                                                        8,730            204,457
UMB Financial Corp.                                                    5,086            189,988
Umpqua Holdings Corp.                                                 17,806            203,701

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          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011        3

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
BANKS (CONCLUDED)
Union First Market Bankshares Corp.                                   3,221        $     36,236
United Bancorp, Inc.                                                  1,092               9,293
United Bankshares, Inc.                                               6,806             180,495
United Community Banks, Inc. (a)                                     15,380              36,451
United Community Financial Corp. (a)                                  3,252               4,358
United Financial Bancorp, Inc.                                        3,218              53,129
United Security Bancshares (a)                                        3,297              12,034
Univest Corp. of Pennsylvania                                         2,706              47,950
Valley National Bancorp                                              26,077             364,035
ViewPoint Financial Group                                             2,940              38,220
Virginia Commerce Bancorp (a)                                         5,233              30,037
WSFS Financial Corp.                                                  1,800              84,780
WVS Financial Corp.                                                     200               1,730
Washington Banking Co.                                                4,000              56,400
Washington Federal, Inc.                                             17,272             299,496
Washington Trust Bancorp, Inc.                                        2,521              59,849
Waterstone Financial, Inc. (a)                                        2,926               8,983
Wayne Savings Bancshares, Inc.                                          151               1,262
Webster Financial Corp.                                              11,687             250,452
WesBanco, Inc.                                                        3,930              81,390
West Bancorp., Inc.                                                   3,199              25,528
West Coast Bancorp (a)                                               12,483              43,316
Westamerica Bancorp.                                                  4,653             239,025
Western Alliance Bancorp (a)                                         12,606             103,621
Westfield Financial, Inc.                                             4,770              43,216
Whitney Holding Corp.                                                 9,194             125,222
Wilmington Trust Corp.                                               14,311              64,686
Wilshire Bancorp, Inc. (a)                                            4,000              19,600
Wintrust Financial Corp.                                              5,454             200,434
Yardkin Valley Financial Corp. (a)                                    4,319              10,322
                                                                                   ------------
                                                                                     22,394,899
-----------------------------------------------------------------------------------------------
BEVERAGES - 0.2%
Boston Beer Co., Inc., Class A (a)                                    1,534             142,079
Central European Distribution Corp. (a)                              10,183             115,577
Coca-Cola Bottling Co. Consolidated                                     767              51,266
Hansen Natural Corp. (a)                                             11,288             679,876
Jamba, Inc. (a)                                                      11,008              24,218
Jones Soda Co. (a)                                                    8,443              10,385
National Beverage Corp.                                               2,160              29,657
Reddy Ice Holdings, Inc. (a)                                          5,200              15,600
Willamette Valley Vineyards, Inc. (a)                                   971               3,059
                                                                                   ------------
                                                                                      1,071,717
-----------------------------------------------------------------------------------------------
CHEMICALS - 3.2%
Aceto Corp.                                                           5,544              44,186
Albemarle Corp.                                                      14,417             861,704
American Vanguard Corp.                                               3,551              30,823
Arch Chemicals, Inc.                                                  3,785             157,418
Ashland, Inc.                                                        11,104             641,367
Balchem Corp.                                                         4,619             173,305
Cabot Corp.                                                           9,482             438,922
Calgon Carbon Corp. (a)                                               8,805             139,823
Cambrex Corp. (a)                                                     4,413              24,272
Celanese Corp., Series A                                             24,806           1,100,642
Chemtura Corp. (a)                                                   15,677             269,644
Codexis Inc. (a)                                                      4,100              48,626
Cytec Industries, Inc.                                                7,663             416,637
Ferro Corp. (a)                                                      13,690             227,117
Georgia Gulf Corp. (a)                                                5,372             198,764
H.B. Fuller Co.                                                       7,285             156,482
Hawkins, Inc.                                                         1,605              65,933
Huntsman Corp.                                                       30,278             526,232
Innophos Holdings, Inc.                                               3,337             153,869
KMG Chemicals, Inc.                                                   1,950              38,337
Koppers Holdings, Inc.                                                3,246             138,604
Kraton Performance Polymers, Inc. (a)                                 5,070             193,928
Kronos Worldwide, Inc.                                                1,605              93,812
LSB Industries, Inc. (a)                                              3,244             128,592
Lubrizol Corp.                                                       10,383           1,390,907
LyondellBasell Industries NV, Class A (a)                            53,550           2,117,903
Metabolix, Inc. (a)                                                   4,442              46,685
Minerals Technologies, Inc.                                           2,900             198,708
The Mosaic Co.                                                       21,514           1,694,228
NL Industries, Inc.                                                   1,196              17,761
Nanophase Technologies Corp. (a)                                      7,817              11,178
NewMarket Corp.                                                       1,610             254,734
OM Group, Inc. (a)                                                    4,730             172,834
Olin Corp.                                                           10,801             247,559
Omnova Solutions, Inc. (a)                                            7,211              56,751
Penford Corp. (a)                                                     2,765              17,226
PolyOne Corp.                                                        13,725             195,032
Polypore International, Inc. (a)                                      3,796             218,574
Quaker Chemical Corp.                                                 2,011              80,782
RPM International, Inc.                                              20,226             479,963
Rentech, Inc. (a)                                                    36,949              46,186
Rockwood Holdings, Inc. (a)                                           8,269             407,000
Schulman A, Inc.                                                      5,018             124,045
Senomyx, Inc. (a)                                                     6,869              41,489
Sensient Technologies Corp.                                           7,669             274,857
Solutia, Inc. (a)                                                    19,245             488,823
Spartech Corp. (a)                                                    4,825              34,981
Stepan Co.                                                            1,300              94,250
TOR Minerals International, Inc. (a)                                    429               8,301
Tredegar Corp.                                                        3,378              72,897
Valhi, Inc.                                                           1,338              35,430
W.R. Grace & Co. (a)                                                  9,541             365,325
Westlake Chemical Corp.                                               2,976             167,251
Zagg, Inc. (a)                                                        3,576              26,856
Zep, Inc.                                                             3,446              59,995
Zoltek Cos., Inc. (a)                                                 5,373              72,159
                                                                                   ------------
                                                                                     15,789,709
-----------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS - 2.0%
A.O. Smith Corp.                                                      5,554             246,264
Aaon, Inc.                                                            2,089              68,728
Acuity Brands, Inc.                                                   6,818             398,785
Aecom Technology Corp. (a)                                           16,175             448,533
American Biltrite, Inc. (a)                                             200               2,158
American DG Energy, Inc. (a)                                          6,560              14,301
American Woodmark Corp.                                               1,493              31,174
Ameron International Corp.                                            1,518             105,941
Apogee Enterprises, Inc.                                              5,200              68,588
Argan, Inc. (a)                                                       1,777              15,211
Armstrong World Industries, Inc.                                      2,770             128,168
Baran Group Ltd. (a)                                                    102                 587
BlueLinx Holdings, Inc. (a)                                           2,834              10,486
Builders FirstSource, Inc. (a)                                        7,867              22,342
EMCOR Group, Inc. (a)                                                10,432             323,079

================================================================================

  4       QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
CONSTRUCTION & MATERIALS (CONCLUDED)
Eagle Materials, Inc.                                                    6,963     $    210,700
Generac Holdings, Inc. (a)                                               4,680           94,957
Gibraltar Industries, Inc. (a)                                           4,700           56,071
Granite Construction, Inc.                                               5,274          148,199
Great Lakes Dredge & Dock Corp.                                          9,358           71,402
Griffon Corp. (a)                                                        7,992          104,935
Headwaters, Inc. (a)                                                     9,853           58,133
Hill International, Inc. (a)                                             4,805           25,418
Insituform Technologies, Inc., Class A (a)                               6,232          166,706
Insteel Industries, Inc.                                                 2,760           39,026
Integrated Electrical Services, Inc. (a)                                 1,500            5,160
KBR, Inc.                                                               24,655          931,219
L.B. Foster Co., Class A                                                 1,697           73,158
Layne Christensen Co. (a)                                                3,187          109,952
Lennox International, Inc.                                               8,019          421,639
Louisiana-Pacific Corp. (a)                                             19,636          206,178
MDU Resources Group, Inc.                                               27,390          629,148
MYR Group, Inc. (a)                                                      3,600           86,112
Martin Marietta Materials, Inc.                                          7,181          643,920
Mastec, Inc. (a)                                                         9,013          187,470
Mueller Water Products, Inc., Series A                                  23,585          105,661
NCI Building Systems, Inc. (a)                                           3,281           41,570
Northwest Pipe Co. (a)                                                   1,661           38,087
Omega Flex, Inc. (a)                                                       744           10,007
Orion Marine Group, Inc. (a)                                             4,600           49,404
Owens Corning, Inc. (a)                                                 17,726          637,959
PGT, Inc. (a)                                                            4,540           10,669
Pike Electric Corp. (a)                                                  3,059           29,122
Quanex Building Products Corp.                                           6,250          122,688
Shaw Group, Inc. (a)                                                    13,156          465,854
Simpson Manufacturing Co., Inc.                                          5,753          169,483
Sterling Construction Co., Inc. (a)                                      2,600           43,888
TRC Cos., Inc. (a)                                                       3,912           18,895
Texas Industries, Inc.                                                   3,699          167,306
Trex Co., Inc. (a)(b)                                                    2,394           78,092
Tutor Perini Corp.                                                       5,019          122,263
USG Corp. (a)(b)                                                        10,844          180,661
Universal Forest Products, Inc.                                          3,200          117,280
Valmont Industries, Inc.                                                 3,436          358,615
Valspar Corp.                                                           14,334          560,459
Watsco, Inc.                                                             3,894          271,451
Watts Water Technologies, Inc., Class A                                  4,369          166,852
                                                                                   ------------
                                                                                      9,920,114
-----------------------------------------------------------------------------------------------
ELECTRICITY - 1.8%
Allete, Inc.                                                             4,544          177,080
Alliant Energy Corp.                                                    17,367          676,097
Black Hills Corp.                                                        6,058          202,580
CH Energy Group, Inc.                                                    2,523          127,512
Calpine Corp. (a)                                                       55,461          880,166
Central Vermont Public Service Corp.                                     2,018           46,999
Cleco Corp.                                                              9,385          321,812
Covanta Holding Corp.                                                   20,728          354,034
DPL, Inc.                                                               18,992          520,571
Dynegy, Inc. (a)                                                        16,086           91,529
El Paso Electric Co. (a)                                                 7,150          217,360
The Empire District Electric Co.                                         6,706          146,124
GenOn Energy, Inc. (a)                                                 120,891          460,595
Great Plains Energy, Inc.                                               21,184          424,104
Hawaiian Electric Industries, Inc.                                      14,802          367,090
IDACORP, Inc.                                                            7,340          279,654
ITC Holdings Corp.                                                       8,225          574,927
MGE Energy, Inc.                                                         3,742          151,514
NSTAR                                                                   16,409          759,244
NV Energy, Inc.                                                         36,792          547,833
NorthWestern Corp.                                                       5,471          165,771
Ormat Technologies, Inc.                                                 2,676           67,783
Portland General Electric Co.                                           11,335          269,433
UIL Holdings Corp.                                                       7,533          229,907
US Geothermal, Inc. (a)(b)                                              19,807           21,788
Unisource Energy Corp.                                                   5,662          204,568
Unitil Corp.                                                             2,181           51,384
Westar Energy, Inc.                                                     17,533          463,222
                                                                                   ------------
                                                                                      8,800,681
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.6%
A123 Systems, Inc. (a)(b)                                               11,738           74,536
AVX Corp.                                                                7,915          118,013
AZZ, Inc.                                                                2,224          101,414
Active Power, Inc. (a)                                                  15,189           44,808
Adept Technology, Inc. (a)                                               3,276           15,201
Advanced Battery Technologies, Inc. (a)(b)                              10,600           20,564
Allied Motion Technologies, Inc. (a)                                     1,422           10,025
Altair Nanotechnologies, Inc. (a)(b)                                     3,907            6,173
American Science & Engineering, Inc.                                     1,500          138,540
American Superconductor Corp. (a)(b)                                     7,117          177,000
Ametek, Inc.                                                            25,206        1,105,787
Anaren, Inc. (a)                                                         2,493           50,109
Anixter International, Inc.                                              4,613          322,403
Arrow Electronics, Inc. (a)                                             18,527          775,911
Avnet, Inc. (a)                                                         23,791          811,035
Badger Meter, Inc.                                                       2,400           98,904
Beacon Power Corp. (a)                                                   1,151            2,256
Bel Fuse, Inc.                                                           2,045           45,010
Belden, Inc.                                                             7,291          273,777
Benchmark Electronics, Inc. (a)                                          9,760          185,147
Brady Corp.                                                              7,176          256,111
CTS Corp.                                                                6,476           69,941
Capstone Turbine Corp. (a)                                              39,822           72,078
Checkpoint Systems, Inc. (a)                                             6,366          143,108
Cognex Corp.                                                             5,732          161,929
Coherent, Inc. (a)                                                       3,966          230,464
Coleman Cable, Inc. (a)                                                  3,331           29,513
Comverge, Inc. (a)                                                       4,500           20,970
Cyberoptics Corp. (a)                                                    1,426           12,363
DDi Corp.                                                                3,349           35,399
Daktronics, Inc.                                                         6,459           69,434
Dionex Corp. (a)                                                         2,776          327,707
ESCO Technologies, Inc.                                                  4,153          158,437
Echelon Corp. (a)                                                        5,644           57,174
Electro Rent Corp.                                                       2,697           46,334
Electro Scientific Industries, Inc. (a)                                  3,834           66,558
eMagin Corp. (a)                                                         4,486           32,075
Encore Wire Corp.                                                        2,870           69,856
EnerNOC, Inc. (a)(b)                                                     3,217           61,477
EnerSys (a)                                                              7,222          287,074

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011        5

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES           VALUE
-----------------------------------------------------------------------------------------------
ELECTRONIC & ELECTRICAL EQUIPMENT (CONTINUED)
FEI Co. (a)                                                           6,110        $    206,029
Faro Technologies, Inc. (a)                                           2,459              98,360
General Cable Corp. (a)                                               8,111             351,206
GrafTech International Ltd. (a)                                      19,064             393,290
Greatbatch, Inc. (a)                                                  3,771              99,781
Houston Wire & Cable Co.                                              2,640              38,597
Hubbell, Inc., Class B                                                8,790             624,354
II-VI, Inc. (a)                                                       4,170             207,458
IPG Photonics Corp. (a)                                               4,168             240,410
Intevac, Inc. (a)                                                     3,600              44,748
IntriCon Corp. (a)                                                      747               2,958
Itron, Inc. (a)                                                       6,381             360,144
L-1 Identity Solutions, Inc. (a)                                     13,963             164,484
LSI Industries, Inc.                                                  3,283              23,769
LaBarge, Inc. (a)                                                     2,065              36,551
Landauer, Inc.                                                        1,495              91,972
LeCroy Corp. (a)                                                      2,797              37,396
Lightpath Technologies, Inc., Class A (a)                             3,924               8,162
Lime Energy Co. (a)                                                   3,891              18,910
Littelfuse, Inc.                                                      3,556             203,048
MTS Systems Corp.                                                     2,556             116,426
Magnetek, Inc. (a)                                                    8,829              19,424
Maxwell Technologies, Inc. (a)                                        3,901              67,370
Measurement Specialties, Inc. (a)                                     2,267              77,214
Methode Electronics, Inc.                                             5,886              71,103
Mettler-Toledo International, Inc. (a)                                5,331             916,932
Microvision, Inc. (a)                                                13,872              18,311
Multi-Fineline Electronix, Inc. (a)                                   2,100              59,262
NVE Corp. (a)                                                           918              51,720
Napco Security Technologies, Inc. (a)                                 3,700               8,658
National Instruments Corp.                                           14,560             477,115
Newport Corp. (a)                                                     6,124             109,191
OSI Systems, Inc. (a)                                                 2,800             105,084
Orion Energy Systems, Inc. (a)                                        5,026              20,255
Parametric Sound Corp. (a)                                            2,484               1,540
Park Electrochemical Corp.                                            2,913              93,944
Planar Systems, Inc. (a)                                              5,103              14,033
Plexus Corp. (a)                                                      6,124             214,707
Powell Industries, Inc. (a)                                           1,653              65,194
Power-One, Inc. (a)                                                   9,523              83,326
Powerwave Technologies, Inc. (a)                                     21,655              97,664
Pulse Electronics Corp.                                               6,730              40,717
Regal-Beloit Corp.                                                    5,959             439,953
Research Frontiers, Inc. (a)                                          3,696              25,207
Richardson Electronics Ltd.                                           3,197              42,136
Rofin-Sinar Technologies, Inc. (a)                                    4,825             190,588
Rogers Corp. (a)                                                      2,535             114,227
Rubicon Technology, Inc. (a)(b)                                       3,086              85,420
Sanmina-SCI Corp. (a)                                                12,345             138,387
SatCon Technology Corp. (a)                                          18,389              70,982
Servotronics, Inc.                                                      400               3,500
Sigmatron International, Inc. (a)                                     1,200               6,504
Spectrum Control, Inc. (a)                                            2,387              46,976
Synthesis Energy Systems, Inc. (a)                                   11,283              31,818
TTM Technologies, Inc. (a)                                            8,387             152,308
Technology Research Corp.                                             2,013              14,373
Thomas & Betts Corp. (a)                                              8,323             494,969
Tollgrade Communications, Inc. (a)                                    1,877              18,920
Trimble Navigation Ltd. (a)                                          19,096             965,112
UQM Technologies Inc. (a)                                             6,991              20,833
Ultralife Batteries, Inc. (a)                                         3,538              17,902
Universal Display Corp. (a)                                           5,413             297,932
Valence Technology, Inc. (a)                                         12,754              19,896
Veeco Instruments, Inc. (a)                                           6,498             330,358
Viasystems Group, Inc. (a)                                              886              24,179
Vicor Corp.                                                           3,800              62,662
Vishay Intertechnology, Inc. (a)                                     27,073             480,275
Vishay Precision Group, Inc. (a)                                      2,349              36,809
WESCO International, Inc. (a)                                         6,580             411,250
X-Rite, Inc. (a)                                                      5,658              26,876
Zebra Technologies Corp., Class A (a)                                 9,188             360,537
Zygo Corp. (a)                                                        3,051              44,606
                                                                                   ------------
                                                                                     17,540,927
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 3.2%
Advance America, Cash Advance Centers, Inc.                           8,270              43,831
Affiliated Managers Group, Inc. (a)(c)                                8,145             890,819
Ampal-American Israel Corp., Class A (a)                              5,598               9,964
Artio Global Investors, Inc.                                          7,144             115,447
Asset Acceptance Capital Corp. (a)                                    2,599              13,957
Asta Funding, Inc.                                                    2,576              22,051
BGC Partners, Inc.                                                    8,400              78,036
BlackRock, Inc. (d)                                                  15,021           3,019,371
CIT Group, Inc. (a)                                                  27,264           1,160,083
Calamos Asset Management, Inc., Class A                               3,209              53,237
Cash America International, Inc.                                      4,845             223,112
Cohen & Steers, Inc.                                                  3,409             101,179
CompuCredit Hldgs Corp. (a)(b)                                        4,613              30,307
Cowen Group, Inc., Class A (a)                                        6,162              24,710
Credit Acceptance Corp. (a)                                           1,000              70,960
Deerfield Capital Corp. (a)                                           2,276              14,794
Diamond Hill Investments Group                                          533              42,640
Dollar Financial Corp. (a)                                            6,144             127,488
Duff & Phelps Corp.                                                   4,017              64,192
Eaton Vance Corp.                                                    18,927             610,206
Encore Capital Group, Inc. (a)                                        2,700              63,963
Epoch Holding Corp.                                                   2,750              43,395
Evercore Partners, Inc., Class A                                      3,236             110,962
Ezcorp, Inc. (a)                                                      7,491             235,142
FBR Capital Markets Corp. (a)                                         8,591              30,756
Federal Agricultural Mortgage Corp., Class B                          2,158              41,239
Fidelity National Title Group, Inc., Class A                         35,593             502,929
First Cash Financial Services, Inc. (a)                               4,654             179,644
The First Marblehead Corp. (a)                                       11,360              24,992
GAMCO Investors, Inc., Class A                                          700              32,452
GFI Group, Inc.                                                      10,209              51,249
Gleacher & Co, Inc. (a)                                              11,932              20,762
Green Dot Corp., Class A (a)                                          1,525              65,438
Greenhill & Co., Inc.                                                 4,741             311,910
Institutional Financial Mark                                          4,291              19,696
Interactive Brokers Group, Inc., Class A                              6,800             108,052
Intersections, Inc.                                                   1,876              23,262

================================================================================

  6       QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                         SHARES          VALUE
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES (CONCLUDED)
Intl. FCStone Inc. (a)                                                 2,330       $     59,229
Investment Technology Group, Inc. (a)                                  6,828            124,201
JMP Group, Inc.                                                        3,400             29,274
Jefferies Group, Inc. (b)                                             17,924            447,025
KBW, Inc.                                                              5,790            151,640
Knight Capital Group, Inc., Class A (a)                               14,965            200,531
Ladenburg Thalmann Financial Services, Inc. (a)                       22,400             25,760
MF Global Holdings Ltd. (a)                                           23,658            195,888
MGIC Investment Corp. (a)                                             31,803            282,729
MSCI, Inc. (a)                                                        18,927            696,892
MarketAxess Holdings, Inc.                                             4,837            117,055
Marlin Business Services, Inc. (a)                                     2,129             26,272
Medallion Financial Corp.                                              3,915             34,413
Merriman Holdings, Inc. (a)                                              301                957
MicroFinancial, Inc.                                                   3,131             13,808
MoneyGram International, Inc. (a)                                     15,881             54,472
National Financial Partners Corp. (a)                                  6,918            102,041
Nelnet, Inc., Class A                                                  4,797            104,719
NewStar Financial, Inc. (a)                                            5,851             63,893
Ocwen Financial Corp. (a)                                             12,187            134,301
optionsXpress Holdings, Inc.                                           7,377            135,073
The PMI Group, Inc. (a)                                               24,288             65,578
Penson Worldwide, Inc. (a)                                             3,976             26,679
Pico Holdings, Inc. (a)                                                3,308             99,438
Piper Jaffray Cos. (a)                                                 3,267            135,352
Portfolio Recovery Associates, Inc. (a)                                2,823            240,322
Primus Guaranty Ltd. (a)                                               4,411             22,408
Pzena Investment Management, Inc., Class A                             1,598             11,282
Radian Group, Inc.                                                    20,784            141,539
Raymond James Financial, Inc.                                         15,647            598,341
Resource America, Inc., Class A                                        3,561             22,790
SEI Investments Co.                                                   24,896            594,516
SWS Group, Inc.                                                        6,065             36,815
Safeguard Scientifics, Inc. (a)                                        3,743             76,170
Sanders Morris Harris Group, Inc.                                      3,800             30,438
Stewart Information Services Corp.                                     3,341             35,014
Stifel Financial Corp. (a)                                             5,680            407,767
TD Ameritrade Holding Corp.                                           36,638            764,635
TradeStation Group, Inc. (a)                                           8,000             56,160
Tree.com, Inc. (a)                                                     1,743             10,284
U.S. Global Investors, Inc.                                            2,596             21,054
Virtus Investment Partners, Inc. (a)                                   1,114             65,637
Waddell & Reed Financial, Inc., Class A                               13,740            557,981
Westwood Holdings Group, Inc.                                          1,261             50,755
World Acceptance Corp. (a)(b)                                          2,609            170,107
                                                                                   ------------
                                                                                     15,823,462
-----------------------------------------------------------------------------------------------
FIXED LINE TELECOMMUNICATIONS - 0.7%
8x8, Inc. (a)                                                         12,255             34,437
AboveNet, Inc.                                                         3,488            226,232
Alaska Communications Systems Group, Inc.                              9,000             95,850
Cbeyond Communications, Inc. (a)                                       4,800             56,016
Cincinnati Bell, Inc. (a)                                             34,282             91,876
Consolidated Communications Holdings, Inc.                             4,584             85,858
Fairpoint Communications Inc. (a)                                      3,347             56,464
General Communication, Inc., Class A (a)                               6,406             70,082
Global Crossing Ltd. (a)                                               4,977             69,280
HickoryTech Corp.                                                      4,280             38,905
IDT Corp., Class B                                                     2,098             56,541
Level 3 Communications, Inc. (a)                                     263,117            386,782
NET2000 Communications, Inc. (a)                                         300                  -
PAETEC Holding Corp. (a)                                              21,157             70,664
Primus Telecommunications Escrow (a)                                  29,100                  -
Primus Telecommunications Group Inc. (a)                                 683              9,966
SureWest Communications (a)                                            1,746             25,107
TW Telecom, Inc. (a)                                                  24,022            461,222
Virgin Media, Inc.                                                    46,845          1,301,823
Vonage Holdings Corp. (a)                                             22,088            100,721
Warwick Valley Telephone Co.                                           1,500             22,560
                                                                                   ------------
                                                                                      3,260,386
-----------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.4%
Arden Group, Inc., Class A                                               361             27,548
Casey's General Stores, Inc.                                           6,092            237,588
Core-Mark Holdings Co., Inc. (a)                                       1,585             52,384
Dairy Mart Convenience Stores, Inc. (a)                                  500                  -
drugstore.com, Inc. (a)                                               12,276             47,263
Ingles Markets, Inc., Class A                                          3,151             62,421
Nash Finch Co.                                                         1,764             66,926
Omnicare, Inc.                                                        18,463            553,705
The Pantry, Inc. (a)                                                   4,281             63,487
PetMed Express, Inc.                                                   4,215             66,850
Rite Aid Corp. (a)                                                    97,920            103,795
Ruddick Corp.                                                          6,626            255,697
Spartan Stores, Inc.                                                   4,460             65,964
United Natural Foods, Inc. (a)                                         6,911            309,751
Village Super Market, Inc., Class A                                      974             28,344
Vitamin Shoppe, Inc. (a)                                               4,063            137,451
Weis Markets, Inc.                                                     1,905             77,076
Winn-Dixie Stores, Inc. (a)                                            8,733             62,354
                                                                                   ------------
                                                                                      2,218,604
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS - 1.8%
Alico, Inc.                                                              783             20,961
The Andersons, Inc.                                                    3,000            146,160
B&G Foods, Inc., Class A                                               7,853            147,401
Bridgford Foods Corp.                                                    768              8,609
Bunge Ltd.                                                            21,404          1,548,151
Cagles, Inc., Class A (a)                                                336              2,087
Cal-Maine Foods, Inc.                                                  2,043             60,269
Calavo Growers, Inc.                                                   2,130             46,541
Chiquita Brands International, Inc. (a)                                6,895            105,769
Corn Products International, Inc.                                     11,896            616,451
Darling International, Inc. (a)                                       17,020            261,597
Diamond Foods, Inc.                                                    3,581            199,820
Dole Food Co., Inc. (a)                                                5,481             74,706
Farmer Bros. Co.                                                         902             10,932
Flowers Foods, Inc.                                                   14,564            396,578
Fresh Del Monte Produce, Inc.                                          6,569            171,517

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011        7

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
FOOD PRODUCERS (CONCLUDED)
Golden Enterprises, Inc.                                                941        $      3,011
Green Mountain Coffee Roasters, Inc. (a)                             18,456           1,192,442
Griffin Land & Nurseries, Inc.                                          600              19,308
HQ Sustainable Maritime Industries, Inc. (a)                          4,100              12,546
Hain Celestial Group, Inc. (a)                                        6,839             220,763
Harbinger Group, Inc. (a)                                             2,345              12,217
Herbalife Ltd.                                                        9,368             762,180
Imperial Sugar Co., New Shares                                        2,712              36,178
J&J Snack Foods Corp.                                                 2,115              99,553
John B. Sanfilippo & Son, Inc. (a)                                    1,221              14,286
Lancaster Colony Corp.                                                3,100             187,860
Lifeway Foods, Inc. (a)                                               1,500              15,630
MGP Ingredients, Inc.                                                 2,900              25,288
Mannatech, Inc. (a)                                                   3,100               5,084
Medifast, Inc. (a)                                                    2,479              48,960
Natures Sunshine Prods, Inc. (a)                                      1,472              13,189
Nutraceutical International Corp. (a)                                 1,588              23,788
NutriSystem, Inc. (b)                                                 4,700              68,103
Omega Protein Corp. (a)                                               3,212              43,330
Pilgrims Pride Corp. (a)                                              7,286              56,175
Ralcorp Holdings, Inc. (a)                                            8,688             594,520
Reliv International, Inc.                                             1,819               3,820
Rocky Mountain Chocolate Factory, Inc.                                1,495              15,533
Sanderson Farms, Inc.                                                 3,275             150,388
Schiff Nutrition International, Inc.                                  3,352              30,537
Seaboard Corp.                                                           56             135,128
Seneca Foods Corp. (a)                                                2,000              59,740
Smart Balance, Inc. (a)                                              11,700              53,703
Smithfield Foods, Inc. (a)                                           24,400             587,064
Snyders-Lance, Inc.                                                   6,551             130,037
Tasty Baking Co.                                                      2,322               4,621
Tootsie Roll Industries, Inc.                                         3,613             102,472
TreeHouse Foods, Inc. (a)                                             5,543             315,230
USANA Health Sciences, Inc. (a)                                       1,221              42,137
                                                                                   ------------
                                                                                      8,902,370
-----------------------------------------------------------------------------------------------
FORESTRY & PAPER - 0.4%
AbitibiBowater Inc. (a)                                              11,223             301,562
Boise, Inc.                                                          13,186             120,784
Buckeye Technologies, Inc.                                            6,282             171,059
Clearwater Paper Corp. (a)                                            1,843             150,020
Deltic Timber Corp.                                                   1,836             122,718
Domtar Corp.                                                          6,626             608,134
Kapstone Paper and Packaging Corp. (a)                                6,599             113,305
Neenah Paper, Inc.                                                    2,900              63,713
P.H. Glatfelter Co.                                                   6,687              89,071
Verso Paper Corp. (a)                                                 2,900              15,515
Wausau Paper Corp.                                                    7,350              56,154
                                                                                   ------------
                                                                                      1,812,035
-----------------------------------------------------------------------------------------------
GAS, WATER & MULTI-UTILITIES - 1.5%
AGL Resources, Inc.                                                  12,232             487,323
American States Water Co.                                             2,991             107,257
American Water Works Co, Inc.                                        27,664             775,975
Aqua America, Inc.                                                   21,942             502,252
Artesian Resources Corp., Class A                                     1,947              37,947
Atmos Energy Corp.                                                   14,069             479,753
Avista Corp.                                                          8,311             192,233
Cadiz, Inc. (a)                                                       3,000              36,570
California Water Service Group                                        3,200             118,944
Chesapeake Utilities Corp.                                            1,710              71,170
Connecticut Water Service, Inc.                                       1,703              44,874
Delta Natural Gas Co., Inc.                                             993              31,309
Gas Natural, Inc.                                                     1,875              22,031
The Laclede Group, Inc.                                               3,288             125,273
Middlesex Water Co.                                                   3,052              55,516
National Fuel Gas Co.                                                11,096             821,104
New Jersey Resources Corp.                                            6,335             272,088
Northwest Natural Gas Co.                                             4,105             189,364
PNM Resources, Inc.                                                  11,566             172,565
Pennichuck Corp.                                                      1,777              50,627
Piedmont Natural Gas Co.                                             10,312             312,969
Questar Corp.                                                        27,475             479,439
RGC Resources, Inc.                                                     356              12,211
SJW Corp.                                                             2,139              49,518
South Jersey Industries, Inc.                                         4,753             266,025
Southwest Gas Corp.                                                   7,007             273,063
UGI Corp.                                                            17,205             566,045
Vectren Corp.                                                        12,914             351,261
WGL Holdings, Inc.                                                    7,613             296,907
                                                                                   ------------
                                                                                      7,201,613
-----------------------------------------------------------------------------------------------
GENERAL INDUSTRIALS - 1.3%
AEP Industries, Inc. (a)                                              1,300              38,636
Actuant Corp., Class A                                               10,661             309,169
AptarGroup, Inc.                                                      9,896             496,087
Carlisle Cos., Inc.                                                   9,599             427,635
Crown Holdings, Inc. (a)                                             25,970           1,001,923
Graham Packaging Co., Inc. (a)                                        3,240              56,473
Graphic Packaging Holding Co. (a)                                    12,679              68,720
Greif, Inc.                                                           5,554             363,287
Harsco Corp.                                                         12,777             450,900
Landec Corp. (a)                                                      4,374              28,431
Multi-Color Corp.                                                     2,269              45,857
Myers Industries, Inc.                                                4,882              48,478
Otter Tail Corp.                                                      4,736             107,649
Packaging Corp. of America                                           16,014             462,644
Raven Industries, Inc.                                                2,921             179,408
Rock-Tenn Co., Class A                                                6,054             419,845
Silgan Holdings, Inc.                                                 8,090             308,553
Smurfit-Stone Container Corp. (a)                                    14,392             556,251
Sonoco Products Co.                                                  15,446             559,609
Temple-Inland, Inc.                                                  16,830             393,822
Trimas Corp. (a)                                                      2,996              64,414
                                                                                   ------------
                                                                                      6,387,791
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS - 4.7%
1-800-FLOWERS.COM, Inc., Class A (a)                                  4,470              14,751
99 Cents Only Stores (a)                                              8,437             165,365
A.C. Moore Arts & Crafts, Inc. (a)                                    5,342              14,637
ANN, Inc. (a)                                                         9,307             270,927
Aaron Rents, Inc., Class A                                           11,438             290,068
Advance Auto Parts, Inc.                                             13,311             873,468
Amerco, Inc. (a)                                                        948              91,956
America's Car Mart, Inc. (a)                                          1,765              45,502
American Eagle Outfitters, Inc.                                      30,723             488,188
American Public Education, Inc. (a)                                   3,136             126,851
Ancestry.com, Inc. (a)                                                4,351             154,243
Asbury Automotive Group, Inc. (a)                                     5,403              99,901
Ascena Retail Group Inc. (a)                                         10,953             354,987

================================================================================

  8       QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONTINUED)
Autobytel, Inc. (a)                                                  12,373        $     17,817
Aeropostale, Inc. (a)                                                14,997             364,727
BJ's Wholesale Club, Inc. (a)                                         8,412             410,674
Barnes & Noble, Inc. (b)                                              6,090              55,967
Beacon Roofing Supply, Inc. (a)                                       7,300             149,431
bebe Stores, Inc.                                                     5,311              31,069
Bidz.com, Inc. (a)                                                    5,995               8,873
Big 5 Sporting Goods Corp.                                            3,700              44,104
Blue Nile, Inc. (a)                                                   2,357             127,254
The Bon-Ton Stores, Inc. (a)                                          2,733              42,362
Books-A-Million, Inc.                                                 1,200               4,956
Bridgepoint Education, Inc. (a)                                       3,570              61,047
Brown Shoe Co., Inc.                                                  6,711              82,008
The Buckle, Inc.                                                      4,257             171,983
Build-A-Bear Workshop, Inc. (a)                                       2,727              16,498
CPI Corp.                                                             1,298              29,218
Cabela's, Inc., Class A (a)                                           6,649             166,291
Cache, Inc. (a)                                                       2,300              10,557
Cambium Learning Group, Inc. (a)                                      2,800               9,520
Capella Education Co. (a)                                             2,409             119,944
Career Education Corp. (a)                                           10,255             232,994
Casual Male Retail Group, Inc. (a)                                    6,895              33,854
The Cato Corp., Class A                                               4,403             107,873
Charming Shoppes, Inc. (a)                                           15,768              67,172
Chemed Corp.                                                          3,517             234,267
Chico's FAS, Inc.                                                    28,134             419,197
The Children's Place Retail Stores, Inc. (a)                          4,389             218,704
Christopher & Banks Corp.                                             5,614              36,379
Citi Trends, Inc. (a)                                                 2,371              52,850
Clean Energy Fuels Corp. (a)(b)                                       8,232             134,840
Coldwater Creek, Inc. (a)                                             8,960              23,654
Collective Brands, Inc. (a)                                          10,089             217,721
Collectors Universe, Inc.                                             1,870              26,498
Conn's, Inc. (a)(b)                                                   3,143              14,081
Copart, Inc. (a)                                                     11,786             510,687
Corinthian Colleges, Inc. (a)                                        13,002              57,469
Cost Plus, Inc. (a)                                                   3,018              29,637
DSW, Inc., Class A (a)                                                2,341              93,546
dELiA*s, Inc. (a)                                                     7,421              13,358
Destination Maternity Corp.                                           2,314              53,384
Dick's Sporting Goods, Inc. (a)                                      13,826             552,763
Dillard's, Inc., Class A (b)                                          7,414             297,450
Dollar General Corp. (a)                                              5,325             166,939
Dollar Tree, Inc. (a)                                                20,119           1,117,007
Ediets.Com, Inc. (a)(b)                                                 600                 342
Education Management Corp. (a)                                        6,534             136,822
Express, Inc.                                                         6,239             121,910
The Finish Line, Inc., Class A                                        7,878             156,378
Foot Locker, Inc.                                                    24,427             481,700
Fred's, Inc.                                                          6,665              88,778
GSI Commerce, Inc. (a)                                                9,893             289,568
Gaiam, Inc.                                                           2,881              19,015
Geeknet, Inc. (a)                                                     1,089              28,967
Genesco, Inc. (a)                                                     3,776             151,795
Grand Canyon Education, Inc. (a)                                      5,150              74,675
Group 1 Automotive, Inc.                                              3,657             156,520
Guess?, Inc.                                                         10,171             400,229
HSN, Inc. (a)                                                         6,398             204,928
Haverty Furniture Cos., Inc.                                          3,114              41,292
hhgregg, Inc. (a)                                                     3,647              48,833
Hibbett Sports, Inc. (a)                                              4,618             165,371
Hillenbrand, Inc.                                                     9,762             209,883
Hot Topic, Inc.                                                       8,365              47,681
ITT Educational Services, Inc. (a)                                    5,061             365,151
Jackson Hewitt Tax Service, Inc. (a)(b)                               3,915               2,349
Jos. A. Bank Clothiers, Inc. (a)                                      4,381             222,905
K12, Inc. (a)                                                         4,888             164,726
KAR Auction Services, Inc. (a)                                        3,835              58,829
Kirkland's, Inc. (a)                                                  2,746              42,398
Learning Tree International, Inc.                                     1,800              15,822
Liquidity Services, Inc. (a)                                          2,900              51,794
Lithia Motors, Inc., Class A                                          3,900              56,862
Lumber Liquidators Holdings, Inc. (a)                                 3,824              95,562
Mac-Gray Corp.                                                        2,114              34,099
MarineMax, Inc. (a)                                                   4,200              41,412
Matthews International Corp., Class A                                 4,677             180,298
Men's Wearhouse, Inc.                                                 8,233             222,785
Midas, Inc. (a)                                                       3,375              25,886
Monro Muffler, Inc.                                                   4,780             157,644
Navarre Corp. (a)                                                     8,680              16,492
New York & Co. (a)                                                    4,205              29,477
Nobel Learning Communities, Inc. (a)                                    972               9,594
Office Depot, Inc. (a)                                               42,716             197,775
OfficeMax, Inc. (a)                                                  13,181             170,562
OpenTable, Inc. (a)                                                   2,887             307,032
Overstock.com, Inc. (a)                                               2,669              41,957
PC Mall, Inc. (a)                                                     2,100              21,777
Pacific Sunwear of California, Inc. (a)                              11,081              40,002
Penske Auto Group, Inc. (a)                                           7,100             142,142
The Pep Boys - Manny, Moe & Jack                                      7,959             101,159
PetSmart, Inc.                                                       18,638             763,226
Pier 1 Imports, Inc. (a)                                             18,447             187,237
Pre-Paid Legal Services, Inc. (a)                                     1,376              90,816
PriceSmart, Inc.                                                      2,652              97,169
The Princeton Review, Inc. (a)                                        6,890               2,631
The Providence Service Corp. (a)                                      2,600              38,948
RealNetworks, Inc. (a)                                               14,990              55,763
Regis Corp.                                                           8,615             152,830
Rent-A-Center, Inc.                                                  10,313             360,027
Retail Ventures, Inc. (a)                                             3,442              59,374
Rollins, Inc.                                                        12,046             244,534
Rue21, Inc. (a)                                                       2,847              81,994
Rush Enterprises, Inc., Class A (a)                                   5,003              99,059
Saks, Inc. (a)                                                       18,834             213,013
Sally Beauty Co., Inc. (a)                                           15,200             212,952
Service Corp. International                                          38,543             426,286
Shoe Carnival, Inc. (a)                                               1,800              50,490
Shutterfly, Inc. (a)                                                  4,512             236,248
Signet Jewelers Ltd. (a)                                             13,419             617,542
Sonic Automotive, Inc.                                                5,494              76,971
Sotheby's Holdings, Inc., Class A                                    10,638             559,559
Stage Stores, Inc.                                                    6,011             115,531
Stamps.com, Inc.                                                      2,650              35,378
Standard Parking Corp. (a)                                            2,781              49,391
Stein Mart, Inc.                                                      4,100              41,451
Stewart Enterprises, Inc., Class A                                   12,791              97,723
Strayer Education, Inc. (b)                                           2,193             286,165
Susser Holdings Corp. (a)                                             1,700              22,253
The Talbots, Inc. (a)                                                 5,546              33,498
Titan Machinery, Inc. (a)                                             3,008              75,952

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011        9

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
GENERAL RETAILERS (CONCLUDED)
Tractor Supply Co.                                                   11,506        $    688,749
Trans World Entertainment Corp. (a)                                   2,400               4,032
Tuesday Morning Corp. (a)                                             7,004              34,320
Ulta Salon Cosmetics & Fragrance, Inc. (a)                            7,544             363,093
VCA Antech, Inc. (a)                                                 13,535             340,811
ValueVision Media, Inc., Class A (a)                                  5,456              34,700
Weight Watchers International, Inc.                                   5,570             390,457
West Marine, Inc. (a)                                                 2,476              25,825
The Wet Seal, Inc., Class A (a)                                      16,291              69,725
Williams-Sonoma, Inc.                                                15,180             614,790
Winmark Corp.                                                           685              31,599
Zale Corp. (a)                                                        4,996              19,934
Zumiez, Inc. (a)                                                      3,395              89,730
                                                                                   ------------
                                                                                     23,360,422
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES - 5.5%
AMERIGROUP Corp. (a)                                                  8,142             523,124
Abaxis, Inc. (a)                                                      3,674             105,958
Abiomed, Inc. (a)                                                     5,564              80,845
Accuray, Inc. (a)                                                     8,276              74,732
Addus HomeCare Corp. (a)                                              2,896              14,509
Air Methods Corp. (a)                                                 1,797             120,848
Alere, Inc. (a)                                                      13,300             520,562
Align Technology, Inc. (a)                                            9,475             194,048
Alliance Healthcare Services, Inc. (a)                                5,836              25,795
Allied Healthcare International, Inc. (a)                             6,902              17,531
Almost Family, Inc. (a)                                               1,680              63,235
Alphatec Holdings, Inc. (a)                                          10,666              28,798
Amedisys, Inc. (a)                                                    4,418             154,630
America Service Group, Inc.                                           1,437              36,845
American Caresource Holdings, Inc. (a)                                5,991              10,065
American Medical Systems Holdings, Inc. (a)                          11,918             257,906
Amsurg Corp. (a)                                                      4,709             119,797
Analogic Corp.                                                        1,989             112,478
AngioDynamics, Inc. (a)                                               3,853              58,257
Anika Therapeutics, Inc. (a)                                          2,548              22,830
Animal Health International, Inc. (a)                                 5,143              21,601
ArthroCare Corp. (a)                                                  4,373             145,796
Assisted Living Concepts, Inc. (a)                                    1,760              68,886
Atrion Corp.                                                            283              49,375
Beckman Coulter, Inc.                                                10,924             907,457
Bio-Rad Laboratories, Inc., Class A (a)                               3,110             373,635
Bio-Reference Labs, Inc. (a)                                          4,400              98,736
Biolase Technology, Inc. (a)                                          6,200              30,196
Bioscript, Inc. (a)                                                   8,208              38,660
Bovie Medical Corp. (a)                                               5,425              16,818
Brookdale Senior Living, Inc. (a)                                    15,861             444,108
Bruker BioSciences Corp. (a)                                         11,659             243,090
CONMED Corp. (a)                                                      4,563             119,916
Cantel Medical Corp.                                                  2,600              66,950
Cardica, Inc. (a)                                                     5,486              19,530
CardioNet, Inc. (a)                                                   4,315              20,669
Catalyst Health Solutions, Inc. (a)                                   6,131             342,907
Centene Corp. (a)                                                     8,194             270,238
Cepheid, Inc. (a)                                                     9,596             268,880
Chindex International, Inc. (a)                                       2,592              41,602
Clinical Data, Inc. (a)                                               2,985              90,446
Community Health Systems, Inc. (a)                                   14,982             599,130
Conceptus, Inc. (a)                                                   4,300              62,135
Contiucare Corp. (a)                                                  7,800              41,730
The Cooper Cos., Inc.                                                 7,166             497,679
Corvel Corp. (a)                                                      1,436              76,366
Covance, Inc. (a)                                                    10,220             559,238
CryoLife, Inc. (a)                                                    5,100              31,110
Cutera, Inc. (a)                                                      2,430              20,825
Cyberonics, Inc. (a)                                                  4,548             144,672
Cynosure, Inc., Class A (a)                                           2,200              30,558
Daxor Corp.                                                             700               7,210
Delcath Systems Inc. (a)(b)                                           6,918              50,986
DexCom, Inc. (a)                                                     10,161             157,699
Dynacq Healthcare, Inc. (a)                                             460                 902
Emergency Medical Services Corp. (a)                                  4,761             302,752
Emeritus Corp. (a)                                                    4,808             122,412
Endologix, Inc. (a)                                                   7,412              50,253
The Ensign Group, Inc.                                                2,102              67,117
eResearch Technology, Inc. (a)                                        8,376              56,706
Escalon Medical Corp. (a)                                             1,399               1,679
Exactech, Inc. (a)                                                    1,574              27,624
Five Star Quality Care, Inc. (a)                                      5,816              47,284
Fonar Corp. (a)                                                       4,465               7,501
Gentiva Health Services, Inc. (a)                                     4,650             130,340
Gliatech, Inc. (a)                                                      100                   -
HCA Holdings, Inc. (a)                                               19,436             658,297
HMS Holdings Corp. (a)                                                4,461             365,133
Haemonetics Corp. (a)                                                 3,947             258,686
Hanger Orthopedic Group, Inc. (a)                                     5,400             140,562
Hansen Medical, Inc. (a)                                              8,900              19,669
Health Management Associates, Inc., Class A (a)                      39,757             433,351
Health Net, Inc. (a)                                                 15,187             496,615
Healthcare Services Group, Inc.                                       9,315             163,758
HealthSouth Corp. (a)                                                15,071             376,474
HealthSpring, Inc. (a)                                                8,183             305,799
Healthways, Inc. (a)                                                  5,211              80,093
Henry Schein, Inc. (a)                                               14,421           1,011,922
Hill-Rom Holdings, Inc.                                               9,815             372,774
Hologic, Inc. (a)                                                    41,029             910,844
Hooper Holmes, Inc. (a)                                               9,589               7,096
ICU Medical, Inc. (a)                                                 2,353             103,014
IPC The Hospitalist Co., Inc. (a)                                     2,666             121,063
IRIS International, Inc. (a)                                          3,192              28,792
Idexx Laboratories, Inc. (a)                                          9,175             708,494
Immucor, Inc. (a)                                                    10,219             202,132
Insulet Corp. (a)                                                     5,918             122,029
Integra LifeSciences Holdings Corp. (a)                               3,030             143,683
Invacare Corp.                                                        5,100             158,712
Kendle International, Inc. (a)                                        2,800              29,988
Kensey Nash Corp. (a)                                                 2,137              53,233
Kindred Healthcare, Inc. (a)                                          5,892             140,701
Kinetic Concepts, Inc. (a)                                            9,963             542,186
LCA-Vision, Inc. (a)                                                  4,084              27,567
LHC Group, Inc. (a)                                                   2,600              78,000
LifePoint Hospitals, Inc. (a)                                         8,472             340,405

================================================================================

  10      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
Lincare Holdings, Inc.                                               15,628        $    463,526
MAKO Surgical Corp. (a)                                               5,924             143,361
MEDTOX Scientific, Inc.                                               1,600              26,256
MELA Sciences, Inc. (a)                                               4,500              15,840
Magellan Health Services, Inc. (a)                                    5,117             251,142
Masimo Corp.                                                          8,584             284,130
MedCath Corp. (a)                                                     2,856              39,841
Medical Action Industries, Inc. (a)                                   2,426              20,378
Mednax, Inc. (a)                                                      7,451             496,311
Meridian Bioscience, Inc.                                             6,525             156,535
Merit Medical Systems, Inc. (a)                                       4,461              87,525
Metropolitan Health Networks, Inc. (a)                                6,473              30,617
Molina Healthcare, Inc. (a)                                           2,592             103,680
Nanosphere, Inc. (a)                                                  2,891               9,396
National Healthcare Corp.                                             1,619              75,267
Natus Medical, Inc. (a)                                               4,669              78,439
Neogen Corp. (a)                                                      3,695             152,899
Neurometrix, Inc. (a)                                                 3,931               2,044
NuVasive, Inc. (a)                                                    6,325             160,149
NxStage Medical, Inc. (a)                                             5,337             117,307
Omnicell, Inc. (a)                                                    5,585              85,115
OraSure Technologies, Inc. (a)                                        7,579              59,571
Orthofix International NV (a)                                         3,068              99,587
Orthovita, Inc. (a)                                                  13,126              27,958
Owens & Minor, Inc.                                                   9,344             303,493
PSS World Medical, Inc. (a)                                           9,000             244,350
Palomar Medical Technologies, Inc. (a)                                3,197              47,475
Parexel International Corp. (a)                                       9,298             231,520
Pharmaceutical Product Development, Inc.                             17,306             479,549
PharMerica Corp. (a)                                                  4,811              55,038
Psychemedics Corp.                                                    1,261              13,934
Quidel Corp. (a)                                                      4,800              57,408
RTI Biologics, Inc. (a)                                               8,988              25,706
RadNet, Inc. (a)                                                      6,500              22,815
RehabCare Group, Inc. (a)                                             3,891             143,461
ResMed, Inc. (a)                                                     23,988             719,640
Retractable Technologies, Inc. (a)                                    1,898               3,132
Rochester Medical Corp. (a)                                           2,269              26,048
Rockwell Medical Technologies, Inc. (a)                               3,200              28,736
Rural/Metro Corp. (a)                                                 3,887              66,234
SRI/Surgical Express, Inc. (a)                                        1,655               8,110
Select Medical Holdings Corp. (a)                                     9,357              75,417
Sirona Dental Systems, Inc. (a)                                       6,381             320,071
Skilled Healthcare Group, Inc., Class A (a)                           4,335              62,381
SonoSite, Inc. (a)                                                    2,649              88,265
Spectranetic Corp. (a)                                                5,840              27,506
Staar Surgical Co. (a)                                                6,392              35,603
Stereotaxis, Inc. (a)                                                 7,691              29,764
Steris Corp.                                                          8,293             286,440
Sun Healthcare Group, Inc. (a)                                        3,968              55,830
Sunrise Senior Living, Inc. (a)                                       7,887              94,092
SurModics, Inc. (a)                                                   2,626              32,825
Symmetry Medical, Inc. (a)                                            5,630              55,174
Synergetics USA, Inc. (a)                                             6,079              35,805
Synovis Life Technologies, Inc. (a)                                   2,772              53,167
Team Health Holdings, Inc. (a)                                        3,613              63,155
Teleflex, Inc.                                                        6,213             360,230
Theragenics Corp. (a)                                                 9,089              19,087
ThermoGenesis Corp. (a)                                               4,307               9,002
Thoratec Corp. (a)                                                    9,037             234,329
Tomotherapy, Inc. (a)                                                 8,912              40,728
Trans1, Inc. (a)                                                      5,415              23,393
Transcend Services, Inc. (a)                                          1,741              41,784
Triple-S Management Corp. (a)                                         3,020              62,152
US Physical Therapy, Inc.                                             2,061              46,043
Uluru, Inc. (a)                                                         400                  28
Universal American Financial Corp.                                    6,330             145,020
Universal Health Services, Inc., Class B                             14,364             709,725
Urologix, Inc. (a)                                                    2,686               1,692
Utah Medical Products, Inc.                                             800              23,152
Vascular Solutions, Inc. (a)                                          2,732              29,806
Volcano Corp. (a)                                                     8,197             209,843
WellCare Health Plans, Inc. (a)                                       6,532             274,017
West Pharmaceutical Services, Inc.                                    5,135             229,894
Wright Medical Group, Inc. (a)                                        6,200             105,462
Zoll Medical Corp. (a)                                                3,510             157,283
                                                                                   ------------
                                                                                     27,218,957
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION -- 1.8%
ACCO Brands Corp. (a)                                                 9,131              87,110
American Greetings Corp., Class A                                     5,907             139,405
Bassett Furniture Industries, Inc. (a)                                2,349              18,440
Beazer Homes USA, Inc. (a)                                           12,194              55,727
Blount International, Inc. (a)                                        7,674             122,631
Blyth, Inc.                                                           1,216              39,508
Briggs & Stratton Corp.                                               8,000             181,200
Brookfield Homes Corp. (a)(b)                                         1,876              17,634
Cavco Industries, Inc. (a)                                            1,061              47,915
Central Garden & Pet Co., Class A (a)                                 9,772              90,000
Church & Dwight Co., Inc.                                            10,860             861,632
Compx International, Inc.                                             1,600              25,216
Comstock Homebuilding Cos., Inc., Class A (a)                         4,512               6,046
Dixie Group, Inc. (a)                                                 3,186              14,847
Energizer Holdings, Inc. (a)                                         11,015             783,827
Ethan Allen Interiors, Inc.                                           4,622             101,222
Flexsteel Industries, Inc.                                              913              13,832
Forward Industries, Inc. (a)                                          4,038              15,789
Furniture Brands International, Inc. (a)                              5,400              24,570
HNI Corp.                                                             5,763             181,880
Herman Miller, Inc.                                                   9,122             250,764
Hooker Furniture Corp.                                                1,700              20,332
Hovnanian Enterprises, Inc., Class A (a)                             10,644              37,573
Interface, Inc., Class A                                              8,843             163,507
iRobot Corp. (a)                                                      3,901             128,304
Jarden Corp.                                                         14,584             518,753
KB Home                                                              11,890             147,912
Kid Brands, Inc. (a)                                                  3,550              26,093
Knoll, Inc.                                                           7,624             159,799
L.S. Starrett Co., Class A                                              700               9,828
La-Z-Boy, Inc. (a)                                                    8,032              76,706
Libbey, Inc. (a)                                                      2,901              47,866
Lifetime Brands, Inc. (a)                                             2,282              34,230

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       11

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
HOUSEHOLD GOODS & HOME CONSTRUCTION (CONCLUDED)
M/I Homes, Inc. (a)                                                   3,600        $     53,964
MDC Holdings, Inc.                                                    5,724             145,103
Meritage Homes Corp. (a)                                              4,755             114,738
Middleby Corp. (a)                                                    2,939             273,974
Mohawk Industries, Inc. (a)                                           8,730             533,839
NVR, Inc. (a)                                                           887             670,572
National Presto Industries, Inc.                                        755              85,073
Oil-Dri Corp. of America                                                954              20,320
Ryland Group, Inc.                                                    6,875             109,312
The Scotts Miracle-Gro Co.                                            7,078             409,462
Sealy Corp. (a)                                                       8,012              20,350
Select Comfort Corp. (a)                                              8,855             106,791
Skyline Corp.                                                         1,290              25,865
Standard-Pacific Corp. (a)                                           17,086              63,731
Stanley Furniture Co., Inc. (a)                                       3,642              20,104
Steelcase, Inc., Class A                                             12,903             146,836
Tempur-Pedic International, Inc. (a)                                 10,474             530,613
Toll Brothers, Inc. (a)                                              21,485             424,758
Tupperware Corp.                                                      9,959             594,652
Virco Manufacturing Corp.                                             2,505               8,141
WD-40 Co.                                                             2,540             107,544
                                                                                   ------------
                                                                                      8,915,840
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING - 3.5%
AGCO Corp. (a)(c)                                                    14,652             805,420
Alamo Group, Inc.                                                     1,400              38,430
Albany International Corp., Class A                                   4,174             103,933
Altra Holdings, Inc. (a)                                              4,300             101,566
American Railcar Industries, Inc. (a)                                 1,973              49,246
Astec Industries, Inc. (a)                                            2,971             110,789
Babcock & Wilcox Co. (a)                                             18,306             611,054
Broadwind Energy, Inc. (a)                                            8,333              10,916
Bucyrus International, Inc.                                          11,912           1,089,352
CIRCOR International, Inc.                                            3,000             141,060
Cascade Corp.                                                         1,407              62,724
Ceco Environmental Corp. (a)                                          2,872              17,002
Chicago Rivet & Machine Co.                                             164               2,895
Clarcor, Inc.                                                         7,831             351,847
Colfax Corp. (a)                                                      4,015              92,144
Columbus McKinnon Corp. (a)                                           3,093              57,097
Commercial Vehicle Group, Inc. (a)                                    4,413              78,728
Crane Co.                                                             7,801             377,802
Donaldson Co., Inc.                                                  11,211             687,122
Dynamic Materials Corp.                                               2,319              64,816
The Eastern Co.                                                         593              11,338
Energy Recovery, Inc. (a)                                             7,808              24,829
EnPro Industries, Inc. (a)                                            3,301             119,892
Federal Signal Corp.                                                  9,562              62,249
Flow International Corp. (a)                                          7,876              34,576
Franklin Electric Co., Inc.                                           2,957             136,613
Freightcar America, Inc. (a)                                          2,409              78,317
GATX Corp.                                                            6,200             239,692
Gardner Denver, Inc.                                                  8,208             640,470
The Gorman-Rupp Co.                                                   2,277              89,691
Graco, Inc.                                                           9,491             431,746
Graham Corp.                                                          2,100              50,274
Greenbrier Cos., Inc. (a)                                             3,766             106,879
H&E Equipment Services, Inc. (a)                                      4,432              86,468
Hardinge, Inc.                                                        1,900              26,030
Hurco Companies, Inc. (a)                                             1,571              47,916
IDEX Corp.                                                           12,631             551,343
John Bean Technologies Corp.                                          4,380              84,227
Kadant, Inc. (a)                                                      1,963              51,411
Kaydon Corp.                                                          5,037             197,400
Kennametal, Inc.                                                     12,861             501,579
Key Technology, Inc. (a)                                              1,100              22,231
Kimball International, Inc., Class B                                  3,568              24,976
Lincoln Electric Holdings, Inc.                                       6,731             511,018
Lindsay Manufacturing Co. (b)                                         2,000             158,040
Lydall, Inc. (a)                                                      3,039              27,017
MFRI, Inc. (a)                                                        1,400              15,736
Manitowoc Co.                                                        20,774             454,535
Materion Corp. (a)                                                    3,361             137,129
Meritor Inc. (a)                                                     14,357             243,638
Met-Pro Corp.                                                         2,537              30,190
Mine Safety Appliances Co.                                            4,868             178,510
Mueller Industries, Inc.                                              6,192             226,751
NACCO Industries, Inc., Class A                                         936             103,587
NN, Inc. (a)                                                          3,590              65,553
Navistar International Corp. (a)                                      8,662             600,537
Nordson Corp.                                                         4,766             548,376
Oshkosh Corp. (a)                                                    14,424             510,321
PMFG, Inc. (a)                                                        2,482              52,966
Pentair, Inc.                                                        15,252             576,373
Robbins & Myers, Inc.                                                 5,922             272,353
SPX Corp.                                                             7,808             619,877
Sauer-Danfoss, Inc. (a)                                               1,793              91,318
Spartan Motors, Inc.                                                  5,921              40,618
Standex International Corp.                                           2,367              89,686
Sun Hydraulics, Inc.                                                  1,970              84,907
Sypris Solutions, Inc. (a)                                            3,164              13,605
Tecumseh Products Co., Class A (a)                                    2,248              22,525
Tennant Co.                                                           2,705             113,718
Terex Corp. (a)                                                      17,138             634,792
Timken Co.                                                           12,164             636,177
Toro Co.                                                              4,941             327,193
Trinity Industries, Inc.                                             12,345             452,691
Twin Disc, Inc.                                                       1,600              51,552
United Capital Corp. (a)                                                600              16,980
Wabash National Corp. (a)                                            11,168             129,325
Westinghouse Air Brake Technologies Corp.                             7,629             517,475
Williams Controls, Inc.                                                 500               5,530
Woodward Governor Co.                                                 9,078             313,736
                                                                                   ------------
                                                                                     17,348,425
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING - 1.0%
Ampco-Pittsburgh Corp.                                                1,402              38,667
Carpenter Technology Corp.                                            7,113             303,796
Century Aluminum Co. (a)                                              9,266             173,089
Cold Metal Products, Inc. (a)                                         1,400                   -
Commercial Metals Co.                                                17,844             308,166
Friedman Industries, Inc.                                             1,783              18,097
Handy & Harman Ltd. (a)                                               1,819              21,864
Haynes International, Inc.                                            2,100             116,445
Horsehead Holding Corp. (a)                                           7,261             123,800
Intrepid Potash, Inc. (a)                                             6,808             237,055
Kaiser Aluminum Corp.                                                 2,799             137,851
Olympic Steel, Inc.                                                   1,905              62,503
RTI International Metals, Inc. (a)                                    4,960             154,504
Reliance Steel & Aluminum Co.                                        11,829             683,480
Southern Copper Corp.                                                31,879           1,283,767
Steel Dynamics, Inc.                                                 34,366             645,050

================================================================================

  12      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES            VALUE
-----------------------------------------------------------------------------------------------
INDUSTRIAL METALS & MINING (CONCLUDED)
Synalloy Corp.                                                        1,300        $     16,731
USEC, Inc. (a)                                                       17,842              78,505
Universal Stainless & Alloy Products, Inc. (a)                        1,283              43,276
Uranium Energy Corp. (a)(b)                                          10,100              40,299
Uranium Resources, Inc. (a)                                          16,792              34,927
Worthington Industries, Inc.                                          9,764             204,263
                                                                                   ------------
                                                                                      4,726,135
-----------------------------------------------------------------------------------------------
INDUSTRIAL TRANSPORTATION - 1.6%
Air Transport Services Group, Inc. (a)                                9,334              78,872
Aircastle Ltd.                                                        8,171              98,624
Alexander & Baldwin, Inc.                                             6,476             295,629
Arkansas Best Corp.                                                   4,035             104,587
Atlas Air Worldwide Holdings, Inc. (a)                                4,120             287,246
Celadon Group, Inc. (a)                                               3,706              60,185
Con-way, Inc.                                                         8,572             336,794
Covenant Transport Group, Class A (a)                                 2,340              21,645
DHT Holdings, Inc.                                                   11,307              54,387
Eagle Bulk Shipping, Inc. (a)                                        10,861              40,403
Forward Air Corp.                                                     4,725             144,727
Frozen Food Express Industries, Inc. (a)                              5,389              18,646
Genco Shipping & Trading Ltd. (a)(b)                                  4,922              53,010
General Maritime Corp.                                               13,604              27,888
Genesee & Wyoming, Inc., Class A (a)                                  6,099             354,962
HUB Group, Inc., Class A (a)                                          6,129             221,809
Heartland Express, Inc.                                               9,067             159,217
Horizon Lines, Inc., Class A                                          5,408               4,597
International Shipholding Corp.                                         977              24,327
J.B. Hunt Transport Services, Inc.                                   14,754             670,127
Kansas City Southern (a)                                             16,064             874,685
Kirby Corp. (a)                                                       8,639             494,928
Knight Transportation, Inc.                                           9,232             177,716
Landstar System, Inc.                                                 8,048             367,633
Marten Transport Ltd.                                                 2,537              56,575
Old Dominion Freight Line, Inc. (a)                                   7,406             259,877
Overseas Shipholding Group, Inc.                                      4,069             130,778
P.A.M. Transportation Services, Inc. (a)                                848              10,303
PHH Corp. (a)                                                         8,714             189,704
Pacer International, Inc. (a)                                         7,000              36,820
Patriot Transportation Holding, Inc. (a)                                990              26,482
Quality Distribution, Inc. (a)                                        3,097              36,699
Railamerica, Inc. (a)                                                 3,149              53,659
SMF Energy Corp. (a)                                                  6,116               9,357
Saia, Inc. (a)                                                        3,200              52,448
Ship Finance International Ltd.                                       7,068             146,520
Swift Transportation Co. (a)                                         11,799             173,445
TAL International Group, Inc.                                         2,027              73,519
Teekay Corp.                                                          6,799             251,087
Textainer Group Holdings Ltd.                                         2,900             107,764
USA Truck, Inc. (a)                                                   1,458              18,954
UTI Worldwide, Inc.                                                  16,239             328,677
Universal Truckload Services, Inc. (a)                                1,102              19,010
Werner Enterprises, Inc.                                              8,055             213,216
Willis Lease Finance Corp. (a)                                        1,130              14,283
World Fuel Services Corp.                                            10,966             445,329
YRC Worldwide Inc. (a)                                                7,159              12,600
                                                                                   ------------
                                                                                      7,639,750
-----------------------------------------------------------------------------------------------
LEISURE GOODS - 0.7%
Activision Blizzard, Inc.                                            87,027             954,686
Arctic Cat, Inc. (a)                                                  1,909              29,685
Brunswick Corp.                                                      14,023             356,605
Callaway Golf Co.                                                    11,400              77,748
DTS, Inc. (a)                                                         2,987             139,284
Drew Industries, Inc.                                                 3,268              72,974
Eastman Kodak Co. (a)                                                41,314             133,444
Emerson Radio Corp. (a)                                               2,998               7,255
Escalade, Inc.                                                        1,740               9,727
Glu Mobile, Inc. (a)                                                  5,828              25,235
Jakks Pacific, Inc. (a)                                               5,046              97,640
Koss Corp.                                                            1,133               8,452
Leapfrog Enterprises, Inc. (a)                                        7,653              33,061
Majesco Entertainment Co. (a)                                         8,823              27,881
Marine Products Corp. (a)                                             2,583              20,483
Meade Instruments Corp. (a)                                             433               1,555
Nautilus, Inc. (a)                                                    5,484              15,849
Polaris Industries, Inc.                                              5,046             439,103
Pool Corp.                                                            7,484             180,439
RC2 Corp. (a)                                                         3,324              93,404
Steinway Musical Instruments, Inc. (a)                                1,310              29,095
THQ, Inc. (a)                                                        10,326              47,087
Take-Two Interactive Software, Inc. (a)                              13,641             209,662
Thor Industries, Inc.                                                 5,565             185,704
TiVo, Inc. (a)                                                       18,308             160,378
Universal Electronics, Inc. (a)                                       2,225              65,771
Winnebago Industries, Inc. (a)                                        4,904              65,567
                                                                                   ------------
                                                                                      3,487,774
-----------------------------------------------------------------------------------------------
LIFE INSURANCE - 0.4%
American Equity Investment Life Holding Co.                           9,100             119,392
American Independence Corp. (a)                                         313               1,690
Amerisafe, Inc. (a)                                                   3,900              86,229
Atlantic American Corp.                                               1,107               2,380
CNO Financial Group, Inc. (a)                                        34,946             262,445
Citizens, Inc. (a)                                                    6,658              48,603
Delphi Financial Group, Inc., Class A                                 7,250             222,648
eHealth, Inc. (a)                                                     4,100              54,530
Employers Holdings, Inc.                                              5,500             113,630
FBL Financial Group, Inc., Class A                                    2,120              65,126
Independence Holding Co.                                                720               5,746
Kansas City Life Insurance Co.                                          858              27,439
National Western Life Insurance Co., Class A                            359              58,248
The Phoenix Cos., Inc. (a)                                           16,452              44,749
Presidential Life Corp.                                               3,100              29,543
Protective Life Corp.                                                13,346             354,336
Stancorp Financial Group, Inc.                                        7,328             337,967
Symetra Financial Corp.                                              14,750             200,600
                                                                                   ------------
                                                                                      2,035,301
-----------------------------------------------------------------------------------------------
MEDIA - 2.8%
AH Belo Corp. (a)                                                     2,761              23,082
Acxiom Corp. (a)                                                     12,744             182,876

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       13

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
Arbitron, Inc.                                                         4,351       $    174,171
Ascent Media Corp., Class A (a)                                        2,185            106,737
Avid Technology, Inc. (a)                                              4,680            104,364
Beasley Broadcasting Group, Inc., Class A (a)                          3,489             25,609
Belo Corp., Class A (a)                                               13,926            122,688
CKx, Inc. (a)                                                         13,091             55,244
CTN Media Group, Inc. (a)                                                 50                  -
CSS Industries, Inc.                                                     904             17,040
Charter Communications, Inc. (a)                                       6,031            305,350
Clear Channel Outdoor Holdings, Inc., Class A (a)                      6,200             90,210
ComScore, Inc. (a)                                                     4,355            128,516
Constant Contact, Inc. (a)                                             4,893            170,766
Courier Corp.                                                          2,237             31,229
Crown Media Holdings, Inc., Class A (a)                                6,880             15,962
Cumulus Media, Inc., Class A (a)                                       6,165             26,756
DG FastChannel, Inc. (a)                                               4,243            136,709
DISH Network Corp. (a)                                                33,183            808,338
Dex One Corp. (a)                                                      8,224             39,804
Dolby Laboratories, Inc., Class A (a)                                  8,257            406,327
DreamWorks Animation SKG, Inc., Class A (a)                           10,017            279,775
EW Scripps Co. (a)                                                     4,705             46,579
Emmis Communications Corp., Class A (a)                                6,400              6,528
Entercom Communications Corp. (a)                                      4,015             44,245
Entravision Communications Corp., Class A (a)                          7,714             20,905
Factset Research Systems, Inc.                                         6,820            714,259
Fisher Communications, Inc. (a)                                          835             25,952
Global Traffic Network, Inc. (a)                                       2,344             29,230
Gray Television, Inc. (a)                                             10,300             21,321
Harte-Hanks, Inc.                                                      5,848             69,591
Hollywood Media Corp. (a)                                             10,217             18,186
IHS, Inc., Class A (a)                                                 7,545            669,619
iBEAM Broadcasting Corp. (a)                                              80                  -
interCLICK, Inc. (a)                                                   4,931             34,764
John Wiley & Sons, Inc., Class A                                       8,244            419,125
Journal Communications, Inc., Class A (a)                              6,294             37,764
Knology, Inc. (a)                                                      5,576             71,986
The Knot, Inc. (a)                                                     5,465             65,853
Lamar Advertising Co., Class A (a)                                     9,304            343,690
Lee Enterprises, Inc. (a)                                              7,464             20,153
Liberty Global, Inc. (a)                                              32,743          1,355,888
Liberty Global, Inc., Series C (a)                                     3,727            149,043
Liberty Media Corp. - Starz, Series A (a)                              8,263            641,209
Liberty Media Holding Corp. - Capital (a)                             11,878            875,052
Liberty Media Holding Corp. - Interactive (a)                         93,741          1,503,606
Lin TV Corp., Class A (a)                                              5,168             30,646
Local.com Corp. (a)                                                    4,307             16,754
LodgeNet Interactive Corp. (a)                                         4,356             15,856
Marchex, Inc., Class B                                                 3,596             28,301
Martha Stewart Living Omnimedia, Inc., Class A (a)                     4,241             15,734
McClatchy Co., Class A (a)(b)                                          9,167             31,168
Media General, Inc., Class A (a)                                       2,100             14,448
Meredith Corp.                                                         5,548            188,188
Morningstar, Inc.                                                      3,635            212,211
National CineMedia, Inc.                                               9,118            170,233
New Frontier Media, Inc. (a)                                           7,727             13,677
Nexstar Broadcasting Group, Inc., Class A (a)                          2,951             25,585
Nielsen Holdings NV (a)                                               11,058            301,994
Outdoor Channel Holdings, Inc.                                         3,320             24,767
PDI, Inc. (a)                                                          2,066             16,755
Primedia, Inc.                                                         3,905             19,017
Radio One, Inc., Class D (a)                                           5,618             10,955
SPAR Group, Inc. (a)                                                   1,400              2,506
Saga Communications, Inc. (a)                                            537             18,677
Salem Communications Corp., Class A                                    3,051             11,441
Schawk, Inc.                                                           2,100             40,824
Scholastic Corp.                                                       3,984            107,727
Sinclair Broadcast Group, Inc., Class A                                8,400            105,336
Sirius XM Radio, Inc. (a)(b)                                         610,324          1,013,138
Spanish Broadcasting System, Inc., Class A (a)                         6,546              6,219
SuperMedia, Inc. (a)                                                   2,560             15,974
TechTarget, Inc. (a)                                                   3,159             28,147
TheStreet.com, Inc.                                                    7,781             26,066
Valassis Communications, Inc. (a)                                      8,038            234,227
Value Line, Inc.                                                         493              7,296
ValueClick, Inc. (a)                                                  13,430            194,198
Vertro, Inc. (a)                                                       2,301              8,100
Warner Music Group Corp. (a)                                           8,985             60,828
WebMD Health Corp., Class A (a)                                        9,500            507,490
WebMediaBrands, Inc. (a)                                               7,634             10,688
                                                                                   ------------
                                                                                     13,971,272
-----------------------------------------------------------------------------------------------
MINING - 1.6%
AMCOL International Corp.                                              4,398            158,240
Allied Nevada Gold Corp. (a)                                          12,897            457,585
Alpha Natural Resources, Inc. (a)                                     18,946          1,124,824
Arch Coal, Inc.                                                       25,796            929,688
Capital Gold Corp. (a)                                                10,689             68,730
Cloud Peak Energy, Inc. (a)                                            9,384            202,601
Coeur d'Alene Mines Corp. (a)                                         13,911            483,825
Compass Minerals International, Inc.                                   5,253            491,313
Evergreen Energy, Inc. (a)                                             5,797             17,971
General Moly, Inc. (a)                                                 9,498             51,099
Hecla Mining Co. (a)                                                  40,535            368,058
International Coal Group, Inc. (a)                                    28,581            322,965
James River Coal Co. (a)                                               4,619            111,641
Molycorp, Inc. (a)                                                     8,691            521,634
Patriot Coal Corp. (a)                                                12,317            318,148
Royal Gold, Inc.                                                       8,409            440,632
Solitario Exploration & Royalty Corp. (a)                              9,338             33,523
Stillwater Mining Co. (a)                                              7,849            179,978
Timberline Resources Corp. (a)                                        15,011             14,486
US Gold Corp. (a)                                                     16,786            148,220
Vista Gold Corp. (a)                                                   8,757             35,028
Walter Industries, Inc.                                                8,419          1,140,185
Westmoreland Coal Co. (a)                                              2,341             34,296
                                                                                   ------------
                                                                                      7,654,670
-----------------------------------------------------------------------------------------------

================================================================================

  14      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
MOBILE TELECOMMUNICATIONS - 0.9%
Atlantic Tele-Network, Inc.                                           1,438        $     53,479
Crown Castle International Corp. (a)                                 39,268           1,670,853
Globalstar, Inc. (a)                                                 12,631              16,041
Leap Wireless International, Inc. (a)                                10,054             155,736
NII Holdings, Inc. (a)                                               26,301           1,095,963
NTELOS Holdings Corp.                                                 5,300              97,573
ORBCOMM, Inc. (a)                                                     8,279              27,321
SBA Communications Corp., Class A (a)                                18,541             735,707
Shenandoah Telecom Co.                                                3,580              64,655
Telephone & Data Systems, Inc.                                       11,384             383,641
Telephone & Data Systems, Inc., Special Shares                        2,900              85,608
U.S. Cellular Corp. (a)                                               2,435             125,378
USA Mobility, Inc.                                                    4,838              70,103
                                                                                   ------------
                                                                                      4,582,058
-----------------------------------------------------------------------------------------------
NONLIFE INSURANCE - 3.3%
21st Century Holding Co.                                              2,379               7,327
Affirmative Insurance Holdings, Inc. (a)                              3,097               7,835
Alleghany Corp. (a)                                                   1,160             383,851
Allied World Assurance Co. Holdings, Ltd.                             7,203             451,556
American Financial Group, Inc.                                       12,118             424,372
American National Insurance Co.                                       2,182             172,749
American Safety Insurance Holdings Ltd. (a)                           2,491              53,382
AmTrust Financial Services, Inc.                                      4,300              82,001
Arch Capital Group Ltd. (a)                                           7,528             746,702
Argo Group International Holdings Ltd.                                4,958             163,812
Arthur J. Gallagher & Co.                                            17,070             519,099
Aspen Insurance Holdings Ltd.                                        11,193             308,479
Assured Guaranty Ltd.                                                26,502             394,880
Axis Capital Holdings Ltd.                                           18,895             659,813
Baldwin & Lyons, Inc., Class B                                        1,328              31,102
Brown & Brown, Inc.                                                  18,569             479,080
CNA Financial Corp.                                                   4,437             131,113
CNA Surety Corp. (a)                                                  2,570              64,918
Donegal Group, Inc., Class A                                          1,858              24,841
EMC Insurance Group, Inc.                                             1,100              27,313
Eastern Insurance Holdings, Inc.                                      1,900              24,700
Endurance Specialty Holdings Ltd.                                     7,369             359,755
Enstar Group Ltd. (a)                                                 1,663             166,100
Erie Indemnity Co., Class A                                           4,600             327,106
Everest Re Group Ltd.                                                 7,935             699,708
FPIC Insurance Group, Inc. (a)                                        1,974              74,815
First Acceptance Corp. (a)                                            1,327               2,548
First American Financial Corp.                                       16,282             268,653
Flagstone Reinsurance Holdings SA                                     5,478              49,357
Global Indemnity Plc (a)                                              2,438              53,587
Greenlight Capital Re Ltd. (a)                                        4,843             136,621
HCC Insurance Holdings, Inc.                                         18,093             566,492
The Hanover Insurance Group, Inc.                                     6,913             312,813
Harleysville Group, Inc.                                              1,852              61,357
Hilltop Holdings, Inc. (a)                                            7,121              71,495
Horace Mann Educators Corp.                                           5,995             100,716
Infinity Property & Casualty Corp.                                    1,987             118,207
InsWeb Corp. (a)                                                      1,498              11,205
Life Partners Holdings, Inc.                                          2,288              18,396
MBIA, Inc. (a)                                                       24,741             248,400
Maiden Holdings Ltd.                                                 10,261              76,855
Markel Corp. (a)                                                      1,480             613,386
Meadowbrook Insurance Group, Inc.                                     8,571              88,710
Mercury General Corp.                                                 4,105             160,629
Montpelier Re Holdings Ltd.                                          11,153             197,074
National Interstate Corp.                                             1,192              24,853
National Security Group, Inc.                                           120               1,567
Navigators Group, Inc. (a)                                            1,875              96,563
Old Republic International Corp.                                     37,926             481,281
OneBeacon Insurance Group Ltd.                                        4,600              62,238
PartnerRe Ltd.                                                       10,518             833,446
Platinum Underwriters Holdings Ltd.                                   6,636             252,765
ProAssurance Corp. (a)                                                4,969             314,886
RLI Corp.                                                             2,681             154,560
Reinsurance Group of America, Inc.                                   10,656             668,984
RenaissanceRe Holdings Ltd.                                           8,649             596,695
Safety Insurance Group, Inc.                                          2,386             110,018
SeaBright Holdings, Inc.                                              4,700              48,175
Selective Insurance Group, Inc.                                       7,878             136,289
State Auto Financial Corp.                                            1,824              33,233
Tower Group, Inc.                                                     6,270             150,668
Transatlantic Holdings, Inc.                                          9,860             479,886
Unico American Corp.                                                    819               7,985
United Fire & Casualty Co.                                            3,499              70,715
Unitrin, Inc.                                                         6,949             214,585
Universal Insurance Holdings, Inc.                                    6,100              33,062
Validus Holdings Ltd.                                                13,196             439,823
W.R. Berkley Corp.                                                   20,264             652,703
Wesco Financial Corp.                                                   208              80,954
White Mountains Insurance Group, Inc.                                 1,080             393,336
                                                                                   ------------
                                                                                     16,282,180
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS - 4.2%
ATP Oil & Gas Corp. (a)(b)                                            7,176             129,957
Abraxas Petroleum Corp. (a)                                          14,743              86,247
Adams Resources & Energy, Inc.                                          800              22,880
Alon USA Energy, Inc.                                                 2,109              28,893
Apco Oil and Gas International, Inc.                                  1,589             136,273
Approach Resources, Inc. (a)                                          3,393             114,005
BPZ Resources, Inc. (a)                                              17,741              94,205
Barnwell Industries, Inc. (a)                                         2,673              19,165
Berry Petroleum Co., Class A                                          7,564             381,604
Bill Barrett Corp. (a)                                                6,623             264,324
Brigham Exploration Co. (a)                                          18,619             692,254
CREDO Petroleum Corp. (a)                                             1,977              25,286
CVR Energy, Inc. (a)                                                 11,745             272,014
Callon Petroleum Co. (a)                                              6,685              51,942
Carrizo Oil & Gas, Inc. (a)                                           5,282             195,064
Cheniere Energy, Inc. (a)                                            10,097              94,003
Cimarex Energy Co.                                                   13,333           1,536,495
Clayton Williams Energy, Inc. (a)                                     1,534             162,144
Cobalt International Energy, Inc. (a)                                16,418             275,987
Comstock Resources, Inc. (a)                                          7,302             225,924
Concho Resources, Inc. (a)                                           14,977           1,607,032
Contango Oil & Gas Co. (a)                                            2,304             145,705
Continental Resources, Inc. (a)                                       5,129             366,570

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       15

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
OIL & GAS PRODUCERS (CONCLUDED)
Delek US Holdings, Inc.                                               2,063        $     27,974
Delta Petroleum Corp. (a)                                            24,435              22,236
Double Eagle Pete & Mining Co. (a)                                    4,983              45,345
EXCO Resources, Inc.                                                 27,335             564,741
Endeavour International Corp. (a)                                     4,511              57,290
Energen Corp.                                                        11,486             724,996
FX Energy, Inc. (a)                                                   7,642              63,887
Forest Oil Corp. (a)                                                 18,034             682,226
Frontier Oil Corp.                                                   16,396             480,731
GMX Resources, Inc. (a)                                               8,278              51,075
Gasco Energy, Inc. (a)                                                5,700               2,679
GeoMet, Inc. (a)                                                      7,532              12,352
GeoPetro Resources Co. (a)                                            9,626               6,180
GeoResources, Inc. (a)                                                3,090              96,624
Goodrich Petroleum Corp. (a)                                          4,488              99,723
Gulfport Energy Corp. (a)                                             4,737             171,243
Harvest Natural Resources, Inc. (a)                                   6,264              95,463
Holly Corp.                                                           7,096             431,153
Houston American Energy Corp.                                         3,717              57,279
Kodiak Oil & Gas Corp. (a)                                           15,000             100,500
Magnum Hunter Resources Corp. (a)                                    12,798             109,679
McMoRan Exploration Co. (a)                                          15,657             277,285
Northern Oil And Gas, Inc. (a)                                        8,966             239,392
Oasis Petroleum, Inc. (a)                                             6,923             218,905
Panhandle Oil & Gas, Inc.                                             1,477              46,747
Penn Virginia Corp.                                                   7,043             119,449
PetroHawk Energy Corp. (a)                                           47,850           1,174,239
Petroleum Development Corp. (a)                                       3,759             180,470
Petroquest Energy, Inc. (a)                                           9,460              88,546
Plains Exploration & Production Co. (a)                              22,166             803,074
PostRock Energy Corp. (a)                                             3,489              22,295
Quicksilver Resources, Inc. (a)                                      19,477             278,716
Ram Energy Resources, Inc. (a)                                       13,020              27,082
Resolute Energy Corp. (a)                                             7,794             141,383
Rex Energy Corp. (a)                                                  5,835              67,978
Rosetta Resources, Inc. (a)                                           8,451             401,761
SM Energy Co.                                                        10,046             745,313
SandRidge Energy, Inc. (a)                                           59,664             763,699
Southern Union Co.                                                   18,458             528,268
Stone Energy Corp. (a)                                                6,800             226,916
Swift Energy Co. (a)                                                  6,701             285,999
Syntroleum Corp. (a)                                                 13,115              29,640
Toreador Resources Corp. (a)                                          4,100              44,198
Tri-Valley Corp. (a)                                                  9,954               4,977
US Energy Corp. Wyoming (a)                                           5,200              32,552
Ultra Petroleum Corp. (a)                                            24,109           1,187,368
Vaalco Energy, Inc. (a)                                               9,569              74,255
Venoco, Inc. (a)                                                      3,850              65,797
W&T Offshore, Inc.                                                    5,887             134,165
Warren Resources, Inc. (a)                                           14,327              72,924
Western Refining, Inc. (a)(b)                                         8,643             146,499
Whiting Petroleum Corp. (a)                                          18,648           1,369,696
Zion Oil & Gas, Inc. (a)                                              6,994              33,711
                                                                                   ------------
                                                                                     20,664,648
-----------------------------------------------------------------------------------------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 2.9%
Atwood Oceanics, Inc. (a)                                             9,036             419,542
Basic Energy Services, Inc. (a)                                       4,147             105,790
Bolt Technology Corp. (a)                                             2,183              29,558
Brenham Oil & Gas, Inc. (a)                                           5,673                 340
Bristow Group, Inc. (a)                                               5,549             262,468
Bronco Drilling Co., Inc. (a)                                         5,601              63,291
CARBO Ceramics, Inc.                                                  3,251             458,781
Cal Dive International, Inc. (a)                                     15,492             108,134
Chart Industries, Inc. (a)                                            4,700             258,688
Complete Production Services, Inc. (a)                               11,766             374,277
Crosstex Energy, Inc.                                                 8,100              80,595
Dawson Geophysical Co. (a)                                            1,775              77,887
Dresser-Rand Group, Inc. (a)                                         13,233             709,554
Dril-Quip, Inc. (a)                                                   4,973             393,016
Exterran Holdings, Inc. (a)                                          10,106             239,815
Flotek Industries, Inc. (a)                                           6,917              58,172
Geokinetics, Inc. (a)                                                 2,234              18,810
Global Industries Ltd. (a)                                           17,030             166,724
Gulf Island Fabrication, Inc.                                         2,202              70,838
Gulfmark Offshore, Inc., Class A (a)                                  4,295             191,170
Helix Energy Solutions Group, Inc. (a)                               16,699             287,223
Hercules Offshore, Inc. (a)                                          18,700             123,607
Hornbeck Offshore Services, Inc. (a)                                  3,944             121,672
ION Geophysical Corp. (a)                                            18,729             237,671
Key Energy Services, Inc. (a)                                        22,741             353,623
Kinder Morgan, Inc. (a)                                              15,381             455,893
Lufkin Industries, Inc.                                               4,792             447,908
Matrix Service Co. (a)                                                5,200              72,280
McDermott International, Inc. (a)                                    36,331             922,444
Mitcham Industries, Inc. (a)                                          1,700              23,205
NGAS Resources, Inc. (a)                                              4,700               3,243
Natural Gas Services Group (a)                                        2,390              42,446
Newpark Resources, Inc. (a)                                          14,485             113,852
OGE Energy Corp.                                                     15,467             782,012
OYO Geospace Corp. (a)                                                  887              87,441
Oceaneering International, Inc. (a)                                   8,675             775,979
Oil States International, Inc. (a)                                    8,097             616,506
PHI, Inc. (a)                                                         2,359              52,181
Parker Drilling Co. (a)                                              18,403             127,165
Patterson-UTI Energy, Inc.                                           24,603             723,082
Pioneer Drilling Co. (a)                                              8,275             114,195
Pride International, Inc. (a)                                        25,244           1,084,230
RPC, Inc.                                                             7,970             201,800
SEACOR Holdings, Inc.                                                 3,390             313,439
SemGroup Corp. (a)                                                    6,189             174,282
Sulphco, Inc. (a)                                                    12,700               1,800
Superior Energy Services, Inc. (a)                                   12,648             518,568
Tesco Corp. (a)                                                       5,431             119,210
Tetra Technologies, Inc. (a)                                         12,214             188,096
Tidewater, Inc.                                                       8,231             492,625
Union Drilling, Inc. (a)                                              2,700              27,675
Unit Corp. (a)                                                        7,560             468,342
                                                                                   ------------
                                                                                     14,161,145
-----------------------------------------------------------------------------------------------
PERSONAL GOODS - 1.5%
Alberto-Culver Co.                                                   13,896             517,904
American Apparel, Inc. (a)                                            4,944               4,765
Carter's, Inc. (a)                                                    9,381             268,578
Charles & Colvard Ltd. (a)                                            4,480              16,845
Cherokee, Inc.                                                        2,245              38,749
Columbia Sportswear Co.                                               2,263             134,467
Crocs, Inc. (a)                                                      13,738             245,086
Culp, Inc. (a)                                                        2,100              19,488

================================================================================

  16      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------
PERSONAL GOODS (CONCLUDED)
Deckers Outdoor Corp. (a)                                             6,131        $    528,186
Elizabeth Arden, Inc. (a)                                             4,500             135,045
Fossil, Inc. (a)                                                      7,468             699,378
G-III Apparel Group, Ltd. (a)                                         2,533              95,190
Hanesbrands, Inc. (a)                                                14,933             403,788
Heelys, Inc. (a)                                                      3,956               9,099
Helen of Troy Ltd. (a)                                                4,614             135,652
Iconix Brand Group, Inc. (a)                                         11,572             248,567
Inter Parfums, Inc.                                                   2,450              45,349
Joe's Jeans, Inc. (a)                                                11,900              12,614
The Jones Group, Inc.                                                13,524             185,955
K-Swiss, Inc., Class A (a)                                            4,568              51,481
Kenneth Cole Productions, Inc., Class A (a)                           2,039              26,446
Lacrosse Footwear, Inc.                                                 920              16,864
Lakeland Industries, Inc. (a)                                         1,210              10,793
Liz Claiborne, Inc. (a)(b)                                           14,641              78,915
Maidenform Brands, Inc. (a)                                           3,699             105,680
Movado Group, Inc. (a)                                                2,790              40,957
Nu Skin Enterprises, Inc., Class A                                    8,805             253,144
Orchids Paper Products Co.                                            1,900              22,990
Oxford Industries, Inc.                                               2,261              77,304
Parlux Fragrances, Inc. (a)                                           3,918              12,303
Perry Ellis International, Inc. (a)                                   2,219              61,067
Phillips-Van Heusen Corp.                                             9,681             629,555
Physicians Formula Holdings, Inc. (a)                                 3,138              14,749
Quiksilver, Inc. (a)                                                 20,558              90,866
Revlon, Inc., Class A (a)                                             2,493              39,564
Rocky Brands, Inc. (a)                                                1,288              19,681
Skechers U.S.A., Inc., Class A (a)                                    5,187             106,541
Steven Madden Ltd. (a)                                                4,050             190,066
Superior Uniform Group, Inc.                                          1,500              17,415
Tandy Brands Accessories, Inc. (a)                                    1,401               4,007
Timberland Co., Class A (a)                                           6,840             282,424
True Religion Apparel, Inc. (a)                                       4,200              98,574
Under Armour, Inc., Class A (a)                                       6,066             412,791
Unifi, Inc. (a)                                                       2,471              42,001
Volcom, Inc.                                                          2,756              51,069
The Warnaco Group, Inc. (a)                                           7,002             400,444
Weyco Group, Inc.                                                     1,312              32,091
Wolverine World Wide, Inc.                                            7,602             283,403
                                                                                   ------------
                                                                                      7,217,890
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 4.5%
AMAG Pharmaceuticals, Inc. (a)                                        3,389              56,596
ARCA Biopharma, Inc. (a)                                              2,871               7,321
AVI BioPharma, Inc. (a)                                              19,500              36,465
Aastrom Biosciences, Inc. (a)                                         9,276              23,190
Acadia Pharmaceuticals, Inc. (a)                                      8,113              13,143
Achillion Pharmaceuticals, Inc. (a)                                   9,800              70,070
Acorda Therapeutics, Inc. (a)                                         6,495             150,684
Acura Pharmaceuticals, Inc. (a)(b)                                    3,892              12,299
Adolor Corp. (a)                                                     14,836              20,919
Affymax, Inc. (a)                                                     3,829              22,476
Affymetrix, Inc. (a)                                                 10,960              57,102
Agenus, Inc. (a)                                                     19,812              18,029
Akorn, Inc. (a)                                                      10,849              62,599
Albany Molecular Research, Inc. (a)                                   3,531              15,042
Alexion Pharmaceuticals, Inc. (a)                                    14,304           1,411,519
Alexza Pharmaceuticals, Inc. (a)(b)                                  11,241              19,110
Alkermes, Inc. (a)                                                   15,152             196,218
Allos Therapeutics, Inc. (a)                                         13,864              43,949
Alnylam Pharmaceuticals, Inc. (a)                                     6,086              58,243
Amicus Therapeutics, Inc. (a)                                         3,605              25,559
Amylin Pharmaceuticals, Inc. (a)                                     20,871             237,303
Anadys Pharmaceuticals, Inc. (a)                                     15,079              17,492
Ardea Biosciences, Inc. (a)                                           2,869              82,312
Arena Pharmaceuticals, Inc. (a)(b)                                   20,340              28,273
Ariad Pharmaceuticals, Inc. (a)                                      20,918             157,303
Arqule, Inc. (a)                                                      6,911              49,483
Array Biopharma, Inc. (a)                                            11,675              35,725
AspenBio Pharma, Inc. (a)                                             1,794               1,525
Auxilium Pharmaceuticals, Inc. (a)                                    7,599             163,151
Avanir Pharmaceuticals, Inc. (a)                                     15,859              64,705
BioCryst Pharmaceuticals, Inc. (a)(b)                                 4,948              18,753
Biodel, Inc. (a)                                                      5,189              10,897
BioMarin Pharmaceuticals, Inc. (a)                                   16,477             414,067
BioMimetic Therapeutics, Inc. (a)                                     3,896              51,077
Biosante Pharmaceuticals, Inc. (a)                                   15,303              30,300
CPEX Pharmaceuticals, Inc. (a)                                          517              14,088
Cadence Pharmaceuticals, Inc. (a)(b)                                  6,597              60,758
Caliper Life Sciences, Inc. (a)                                       8,014              54,175
Capstone Therapeutics Corp. (a)                                       4,100               1,820
Caraco Pharmaceutical Laboratories Ltd. (a)                           1,992              10,358
Cel-Sci Corp. (a)                                                    23,000              14,513
Celera Corp. (a)                                                     12,950             105,024
Cell Therapeutics, Inc. (a)                                          79,042              29,404
Celldex Therapeutics, Inc. (a)                                        7,466              30,013
Cerus Corp. (a)(b)                                                   10,900              31,501
Charles River Laboratories International, Inc. (a)                   10,579             406,022
Chelsea Therapeutics International, Inc. (a)                          8,833              34,449
Columbia Laboratories, Inc. (a)                                      15,433              58,182
Cubist Pharmaceuticals, Inc. (a)                                      9,384             236,852
Cumberland Pharmaceuticals, Inc. (a)                                  2,977              16,463
Curis, Inc. (a)                                                      14,000              45,500
Cytokinetics, Inc. (a)                                                9,054              13,490
Cytori Therapeutics, Inc. (a)                                         6,949              54,411
CytRx Corp. (a)                                                      24,700              21,738
Dendreon Corp. (a)                                                   22,895             856,960
Depomed, Inc. (a)                                                     8,325              83,583
Discovery Laboratories, Inc. (a)                                      3,749               6,936
Durect Corp. (a)                                                     13,404              48,254
Dusa Pharmaceuticals, Inc. (a)                                        7,564              39,333
Dyax Corp. (a)                                                       17,671              28,450
Dynavax Technologies Corp. (a)                                       17,887              49,368
Emergent Biosolutions, Inc. (a)                                       3,704              89,489
Endo Pharmaceuticals Holdings, Inc. (a)                              16,391             625,481
Entremed, Inc. (a)                                                    2,859              14,695
Enzo Biochem, Inc. (a)                                                6,317              26,468
Enzon Pharmaceuticals, Inc. (a)                                       9,240             100,716
EpiCept Corp. (a)                                                     4,465               3,215
Exact Sciences Corp. (a)                                              7,935              58,402
Exelixis, Inc. (a)                                                   17,459             197,287
Furiex Pharmaceuticals, Inc. (a)                                      1,606              27,109
GTx, Inc. (a)                                                         4,544              11,678
Gen-Probe, Inc. (a)                                                   7,795             517,198

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       17

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY (CONTINUED)
General Liquidating Trust Certificates (a)                              566        $          1
Genomic Health, Inc. (a)                                              2,680              65,928
GenVec, Inc. (a)                                                     21,538               8,531
Geron Corp. (a)                                                      19,161              96,763
Halozyme Therapeutics, Inc. (a)                                      13,876              93,108
Harvard Bioscience, Inc. (a)                                          5,782              32,842
Hemispherx Biopharma, Inc. (a)                                        9,683               4,474
Hi-Tech Pharmacal Co., Inc. (a)                                       1,706              34,342
Human Genome Sciences, Inc. (a)                                      29,751             816,665
Idenix Pharmaceuticals, Inc. (a)                                      8,121              26,962
Idera Pharmaceuticals, Inc. (a)                                       6,595              17,477
Illumina, Inc. (a)(b)                                                19,759           1,384,513
ImmunoGen, Inc. (a)                                                  11,075             100,450
Immunomedics, Inc. (a)                                               13,200              50,424
Impax Laboratories, Inc. (a)                                          9,925             252,591
Incyte Corp. (a)                                                     18,354             290,911
Infinity Pharmaceuticals, Inc. (a)                                    4,265              25,078
Inovio Pharmaceuticals, Inc. (a)                                     16,169              17,786
Insmed, Inc. (a)                                                      1,360               9,126
Inspire Pharmaceuticals, Inc. (a)                                    10,456              41,406
InterMune, Inc. (a)                                                   7,266             342,883
Ironwood Pharmaceuticals, Inc. (a)                                    7,712             107,968
Isis Pharmaceuticals, Inc. (a)                                       15,003             135,627
Ista Pharmaceuticals, Inc. (a)                                        5,300              53,689
Jazz Pharmaceuticals, Inc. (a)                                        3,602             114,724
K-V Pharmaceutical Co., Class A (a)                                   9,818              58,810
Keryx Biopharmaceuticals, Inc. (a)                                   10,262              51,310
Lexicon Genetics, Inc. (a)                                           36,523              61,359
Ligand Pharmaceuticals, Inc. (a)                                      1,929              19,290
Luminex Corp. (a)                                                     7,006             131,433
MAP Pharmaceuticals, Inc. (a)                                         3,209              44,252
MannKind Corp. (a)                                                   13,891              50,702
Marina Biotech, Inc. (a)                                              7,456               5,368
Maxygen, Inc.                                                         6,900              35,880
Medicines Co. (a)                                                     8,385             136,592
Medicis Pharmaceutical Corp., Class A                                 8,957             286,982
Medivation, Inc. (a)                                                  5,579             103,993
Micromet, Inc. (a)                                                   14,998              84,139
Momenta Pharmaceuticals, Inc. (a)                                     6,598             104,578
Myrexis, Inc. (a)                                                     6,400              24,704
Myriad Genetics, Inc. (a)                                            14,874             299,711
NPS Pharmaceuticals, Inc. (a)                                        10,942             104,715
Nabi Biopharmaceuticals (a)                                           7,810              45,376
Nektar Therapeutics (a)                                              18,170             172,070
Neurocrine Biosciences, Inc. (a)                                      9,532              72,348
Nile Therapeutics, Inc. (a)                                           4,900               4,018
Novavax, Inc. (a)                                                    15,529              40,220
Obagi Medical Products, Inc. (a)                                      2,962              37,440
OncoGenex Pharmaceutical, Inc. (a)                                    1,776              27,244
Onyx Pharmaceuticals, Inc. (a)                                        9,934             349,478
Opko Health, Inc. (a)                                                21,445              79,990
Optimer Pharmaceuticals, Inc. (a)                                     6,025              71,276
Orchid Cellmark, Inc. (a)                                             8,176              16,597
Orexigen Therapeutics, Inc. (a)                                       6,188              17,388
Osiris Therapeutics, Inc. (a)                                         3,809              27,653
Oxigene Inc. (a)                                                      2,431               4,254
PDL BioPharma, Inc.                                                  22,851             132,536
Pain Therapeutics, Inc.                                               6,050              57,838
Palatin Technologies, Inc. (a)                                        5,441               5,604
Par Pharmaceutical Cos., Inc. (a)                                     5,368             166,837
Peregrine Pharmaceuticals, Inc. (a)                                  11,436              26,989
Perrigo Co.                                                          13,395           1,065,170
Pharmacyclics, Inc. (a)                                               7,727              45,512
Pharmasset, Inc. (a)                                                  4,560             358,918
Poniard Pharmaceuticals, Inc. (a)                                       933                 400
Pozen, Inc. (a)                                                       4,882              26,216
Prestige Brands Holdings, Inc. (a)                                    8,032              92,368
Progenics Pharmaceuticals, Inc. (a)                                   5,457              33,724
Questcor Pharmaceuticals, Inc. (a)                                    9,142             131,736
RXi Pharmaceuticals Corp. (a)                                         3,751               5,176
Raptor Pharmaceutical Corp. (a)                                       6,505              22,442
Regeneron Pharmaceuticals, Inc. (a)                                  11,047             496,452
Repligen Corp. (a)                                                    8,213              30,799
Repros Therapeutics, Inc. (a)                                         4,587              25,366
Rexahn Pharmaceuticals, Inc. (a)                                     14,643              17,279
Rigel Pharmaceuticals, Inc. (a)                                       8,255              58,693
SIGA Technologies, Inc. (a)                                           5,935              71,813
Salix Pharmaceuticals Ltd. (a)                                        8,139             285,109
Sangamo Biosciences, Inc. (a)(b)                                      7,446              62,025
Santarus, Inc. (a)                                                    9,200              31,464
Savient Pharmaceuticals, Inc. (a)                                    10,900             115,540
Sciclone Pharmaceuticals, Inc. (a)                                    8,816              35,617
Seattle Genetics, Inc. (a)                                           15,154             235,948
Sequenom, Inc. (a)                                                   15,014              95,039
Somaxon Pharmaceuticals, Inc. (a)(b)                                  8,130              23,008
Spectrum Pharmaceuticals, Inc. (a)                                    8,594              76,401
StemCells, Inc. (a)                                                  22,301              20,294
Strategic Diagnostics, Inc. (a)                                       5,000              11,250
Sucampo Pharmaceuticals, Inc., Class A (a)                              900               3,780
SuperGen, Inc. (a)                                                    8,528              26,437
Synta Pharmaceuticals Corp. (a)                                       4,762              25,048
Talecris Biotherapeutics Holdings Corp. (a)                          10,048             269,286
Targacept, Inc. (a)                                                   3,932             104,552
Techne Corp.                                                          5,894             422,010
Telik, Inc. (a)                                                      12,066              10,859
Theravance, Inc. (a)                                                 10,004             242,297
Threshold Pharmaceuticals, Inc. (a)                                   7,650              11,781
Transcept Pharmaceuticals, Inc. (a)                                   1,360              11,138
Trimeris, Inc. (a)                                                    6,486              16,280
Trubion Pharmaceuticals, Inc. (a)                                     3,113                   -
United Therapeutics Corp. (a)                                         8,004             536,428
Vanda Pharmaceuticals, Inc. (a)                                       4,973              36,253
Vertex Pharmaceuticals, Inc. (a)                                     32,064           1,536,828
Vical, Inc. (a)                                                      12,683              37,542
ViroPharma, Inc. (a)                                                 12,379             246,342
Vivus, Inc. (a)                                                      12,944              80,123
XOMA Ltd. (a)                                                         4,226              11,917
Xenoport, Inc. (a)                                                    5,566              33,006
                                                                                   ------------
                                                                                     21,925,191
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES - 0.6%
American Realty Investors, Inc. (a)                                     500               1,545
Avatar Holdings, Inc. (a)                                             1,422              28,141
Brookfield Properties Corp.                                          40,818             723,295

================================================================================

  18      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT & SERVICES (CONCLUDED)
Consolidated-Tomoka Land Co.                                           1,013       $     32,821
Forest City Enterprises, Inc., Class A (a)                            19,399            365,283
Forestar Group, Inc. (a)                                               5,723            108,852
Grubb & Ellis Co. (a)                                                 12,319              9,855
HFF, Inc., Class A (a)                                                 5,141             77,321
The Howard Hughes Corp. (a)                                            6,011            424,617
Jones Lang LaSalle, Inc.                                               6,712            669,455
LoopNet, Inc. (a)                                                      5,287             74,811
Market Leader, Inc. (a)                                                6,718             16,795
Maui Land & Pineapple Co., Inc. (a)                                    4,767             27,172
Move, Inc. (a)                                                        27,555             65,856
Reis, Inc. (a)                                                         2,000             15,800
The St. Joe Co. (a)                                                   14,261            357,523
Stratus Properties, Inc. (a)                                             654              8,600
Tejon Ranch Co. (a)                                                    2,579             94,753
Thomas Properties Group, Inc.                                          6,170             20,670
Transcontinental Realty Investors, Inc. (a)                              393              1,395
ZipRealty, Inc. (a)                                                    4,353             12,624
                                                                                   ------------
                                                                                      3,137,184
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 7.1%
AMB Property Corp.                                                    26,474            952,270
ARMOUR Residential REIT, Inc.                                          5,493             41,637
Acadia Realty Trust                                                    6,650            125,818
Agree Realty Corp.                                                     2,200             49,390
Alexander's, Inc.                                                        586            238,473
Alexandria Real Estate Equities, Inc.                                  8,766            683,485
American Campus Communities, Inc.                                     10,685            352,605
American Capital Agency Corp.                                          9,621            280,356
Annaly Capital Management, Inc.                                      120,344          2,100,003
Anworth Mortgage Asset Corp.                                          17,800            126,202
Apollo Commercial Real Estate Finance, Inc.                            4,030             65,890
Arbor Realty Trust, Inc. (a)                                           5,652             32,103
Arlington Asset Investment Corp.                                       1,236             37,624
Ashford Hospitality Trust, Inc.                                        9,606            105,858
Associated Estates Realty Corp.                                        7,376            117,131
BRE Properties                                                        10,251            483,642
BRT Realty Trust (a)                                                   2,375             15,366
BioMed Realty Trust, Inc.                                             20,189            383,995
Brandywine Realty Trust                                               20,754            251,954
CBL & Associates Properties, Inc.                                     21,794            379,651
Camden Property Trust                                                 10,904            619,565
Capital Trust, Inc. (a)                                                8,480             19,419
CapLease, Inc.                                                         9,789             53,644
Capstead Mortgage Corp.                                               10,600            135,468
Cedar Shopping Centers, Inc.                                           8,190             49,386
Chatham Lodging Trust                                                  2,939             47,759
Chesapeake Lodging Trust                                               3,882             67,586
Chimera Investment Corp.                                             158,578            627,969
Cogdell Spencer, Inc.                                                  8,658             51,429
Colonial Properties Trust                                             12,110            233,117
Colony Financial, Inc.                                                 3,129             58,919
CommonWealth REIT                                                     10,666            276,996
Corporate Office Properties Trust                                     10,463            378,133
Cousins Properties, Inc.                                              13,876            115,865
Cypress Sharpridge Investments, Inc.                                  12,200            154,696
DCT Industrial Trust, Inc.                                            31,989            177,539
Developers Diversified Realty Corp.                                   30,707            429,898
DiamondRock Hospitality Co.                                           24,094            269,130
Digital Realty Trust, Inc.                                            14,401            837,274
Douglas Emmett, Inc.                                                  19,211            360,206
Duke Realty Corp.                                                     39,752            556,926
Dupont Fabros Technology, Inc.                                         9,608            232,994
Eastgroup Properties, Inc.                                             5,052            222,136
Education Realty Trust, Inc.                                          11,390             91,462
Entertainment Properties Trust                                         7,334            343,378
Equity Lifestyle Properties, Inc.                                      5,014            289,057
Equity One, Inc.                                                       8,076            151,587
Essex Property Trust, Inc.                                             5,102            632,648
Extra Space Storage, Inc.                                             13,632            282,319
Federal Realty Investment Trust                                        9,637            785,994
FelCor Lodging Trust, Inc. (a)                                        16,274             99,760
First Industrial Realty Trust, Inc. (a)                                9,431            112,135
First Potomac Realty Trust                                             7,970            125,527
Franklin Street Properties Corp.                                      10,667            150,085
General Growth Properties, Inc.                                       62,302            964,435
Getty Realty Corp.                                                     4,176             95,547
Gladstone Commercial Corp.                                             3,000             54,720
Glimcher Realty Trust                                                 16,685            154,336
Government Properties Income Trust                                     4,773            128,203
Gramercy Capital Corp. (a)                                             9,039             38,325
Hatteras Financial Corp.                                               8,604            241,944
Healthcare Realty Trust, Inc.                                          9,828            223,096
Hersha Hospitality Trust                                              24,685            146,629
Highwoods Properties, Inc.                                             9,950            348,349
Home Properties, Inc.                                                  5,882            346,744
Hospitality Properties Trust                                          19,457            450,430
Inland Real Estate Corp.                                              11,758            112,171
InvesCo. Mortgage Capital, Inc.                                        7,870            171,959
Investors Real Estate Trust                                           12,940            122,930
iStar Financial, Inc. (a)                                             15,323            140,665
Kilroy Realty Corp.                                                    8,137            315,960
Kite Realty Group Trust                                               10,224             54,289
LTC Properties, Inc.                                                   3,737            105,907
LTC-Amerivest Liquidating Trust (a)                                    4,400                  -
LaSalle Hotel Properties                                              11,223            303,021
Lexington Corporate Properties Trust                                  17,637            164,906
Liberty Property Trust                                                17,662            581,080
MFA Financial, Inc.                                                   41,445            339,849
MPG Office Trust, Inc. (a)                                             8,442             31,320
The Macerich Co.                                                      20,495          1,015,117
Mack-Cali Realty Corp.                                                12,388            419,953
Medical Properties Trust, Inc.                                        17,559            203,158
Mid-America Apartment Communities, Inc.                                5,251            337,114
Mission West Properties, Inc.                                          5,252             34,506
Monmouth Real Estate Investment Corp., Class A                         6,574             53,973
National Health Investors, Inc.                                        3,682            176,441
National Retail Properties, Inc.                                      12,679            331,302
Nationwide Health Properties, Inc.                                    21,333            907,292
New York Mortgage Trust, Inc.                                          3,300             23,463
NorthStar Realty Finance Corp.                                        12,123             64,858
Omega Healthcare Investors, Inc.                                      15,331            342,495

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       19

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REITs) (CONCLUDED)
One Liberty Properties, Inc.                                          2,423        $     36,539
PMC Commercial Trust                                                  3,677              31,880
PS Business Parks, Inc.                                               3,129             181,294
Parkway Properties, Inc.                                              3,437              58,429
Pebblebrook Hotel Trust                                               6,676             147,873
Pennsylvania Real Estate Investment Trust                             9,000             128,430
PennyMac Mortgage Investment Trust (d)                                4,147              76,263
Piedmont Office Realty Trust, Inc.                                   20,571             399,283
Post Properties, Inc.                                                 7,616             298,928
Potlatch Corp.                                                        6,141             246,868
RAIT Investment Trust                                                16,222              39,906
Ramco-Gershenson Properties Trust                                     6,186              77,511
Rayonier, Inc.                                                       12,477             777,442
Realty Income Corp.                                                  18,633             651,223
Redwood Trust, Inc.                                                  11,000             171,050
Regency Centers Corp.                                                12,924             561,935
Resource Capital Corp.                                                9,343              61,570
Roberts Realty Investors, Inc. (a)                                    1,339               2,571
SL Green Realty Corp.                                                12,301             925,035
Sabra Healthcare REIT Inc.                                           11,748             206,882
Saul Centers, Inc.                                                    1,573              70,077
Senior Housing Properties Trust                                      20,002             460,846
Sovran Self Storage, Inc.                                             4,208             166,426
Starwood Property Trust, Inc.                                        10,789             240,595
Strategic Hotel Capital, Inc. (a)                                    25,806             166,449
Sun Communities, Inc.                                                 3,600             128,340
Sunstone Hotel Investors, Inc. (a)                                   18,783             191,399
Supertel Hospitality, Inc. (a)                                        7,277              11,643
Tanger Factory Outlet Centers, Inc.                                  12,758             334,770
Taubman Centers, Inc.                                                 9,175             491,596
Terreno Realty Corp. (a)                                              2,672              46,039
U-Store-It Trust                                                     12,949             136,223
UDR, Inc.                                                            29,098             709,118
UMH Properties, Inc.                                                  3,171              31,520
Universal Health Realty Income Trust                                  1,541              62,457
Urstadt Biddle Properties, Inc.                                       1,300              20,891
Urstadt Biddle Properties, Inc., Class A                              2,291              43,575
Walter Investment Management Corp.                                    4,463              71,988
Washington Real Estate Investment Trust                               9,934             308,848
Weingarten Realty Investors                                          18,881             473,158
Winthrop Realty Trust                                                 4,248              52,038
                                                                                   ------------
                                                                                     34,708,854
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES - 5.0%
ACI Worldwide, Inc. (a)                                               5,640             184,992
AOL, Inc. (a)                                                        17,160             335,135
Accelrys, Inc. (a)                                                    9,687              77,496
Actuate Corp. (a)                                                     8,953              46,556
Advent Software, Inc. (a)                                             5,394             154,646
Allscripts Healthcare Solutions, Inc. (a)                            29,880             627,181
American Software, Class A                                            4,300              31,734
Analysts International Corp. (a)                                      2,328              10,360
Answers Corp. (a)                                                     1,999              20,790
Ansys, Inc. (a)                                                      14,428             781,853
Ariba, Inc. (a)                                                      14,355             490,080
Aspen Technology, Inc. (a)                                           13,360             200,266
athenahealth, Inc. (a)                                                5,550             250,471
Atrinsic, Inc. (a)                                                    1,823               6,545
Authentidate Holding Corp. (a)                                        2,000               1,200
BSQUARE Corp. (a)                                                     2,557              18,257
BigBand Networks, Inc. (a)                                           11,400              29,070
Blackbaud, Inc.                                                       7,168             195,256
Blackboard, Inc. (a)                                                  5,688             206,133
Bottomline Technologies, Inc. (a)                                     5,384             135,354
CACI International, Inc., Class A (a)                                 4,721             289,492
CSG Systems International, Inc. (a)                                   5,665             112,960
Cadence Design Systems, Inc. (a)                                     43,259             421,775
Calix, Inc. (a)                                                       4,632              94,083
Callidus Software, Inc. (a)                                           6,185              42,491
Ciber, Inc. (a)                                                       9,187              61,553
Clearwire Corp., Class A (a)(b)                                      16,865              94,275
Cogent Communications Group, Inc. (a)                                 7,896             112,676
CommVault Systems, Inc. (a)                                           6,612             263,687
Computer Programs & Systems, Inc.                                     2,100             134,988
Concur Technologies, Inc. (a)                                         7,254             402,234
DST Systems, Inc.                                                     5,987             316,233
DealerTrack Holdings, Inc. (a)                                        6,589             151,283
Deltek, Inc. (a)                                                      4,244              32,254
DemandTec, Inc. (a)                                                   4,743              62,418
Digimarc Corp. (a)                                                    1,700              49,130
Digital River, Inc. (a)                                               6,410             239,926
Dynamics Research Corp. (a)                                           1,619              26,471
EPIQ Systems, Inc.                                                    5,689              81,694
EarthLink, Inc.                                                      17,720             138,748
Ebix, Inc. (a)                                                        5,294             125,203
Epicor Software Corp. (a)                                             8,559              94,748
Equinix, Inc. (a)                                                     7,228             658,471
Evolve Software, Inc. (a)                                                 2                   -
Evolving Systems, Inc.                                                2,449              17,731
Fair Isaac Corp.                                                      6,683             211,250
FalconStor Software, Inc. (a)                                         5,800              26,390
Forrester Research, Inc.                                              2,453              93,925
Fortinet, Inc. (a)                                                    7,147             314,468
GSE Systems, Inc. (a)                                                 4,780              10,803
Gartner, Inc., Class A (a)                                           13,256             552,377
Guidance Software, Inc. (a)                                           3,000              25,140
The Hackett Group, Inc. (a)                                           7,300              28,032
IAC/InterActiveCorp. (a)                                             13,558             418,807
iGate Corp.                                                           4,367              81,969
Imergent, Inc.                                                        2,996              20,013
Immersion Corp. (a)                                                   4,800              36,672
Informatica Corp. (a)                                                14,719             768,773
Infospace, Inc. (a)                                                   6,510              56,377
Innodata Corp. (a)                                                    6,276              15,188
Interactive Intelligence, Inc. (a)                                    2,211              85,588
Internap Network Services Corp. (a)                                   9,610              63,138
Internet Capital Group, Inc. (a)                                      6,246              88,693
Internet Media Services, Inc. (a)                                     1,030                 299
Ipass, Inc.                                                          11,801              18,410
j2 Global Communications, Inc. (a)                                    7,554             222,919
JDA Software Group, Inc. (a)                                          6,803             205,859
KIT Digital, Inc. (a)                                                 5,068              61,019

================================================================================

  20      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
SOFTWARE & COMPUTER SERVICES (CONTINUED)
Kenexa Corp. (a)                                                      3,655        $    100,841
Keynote Systems, Inc.                                                 3,315              61,493
Lawson Software, Inc. (a)                                            22,987             278,143
Limelight Networks, Inc. (a)                                         10,688              76,526
LivePerson, Inc. (a)                                                  8,354             105,595
LogMeIn, Inc. (a)                                                     2,565             108,140
LookSmart, Ltd. (a)                                                   7,050              11,562
Magma Design Automation, Inc. (a)                                    11,071              75,504
Manhattan Associates, Inc. (a)                                        4,000             130,880
Mastech Holdings, Inc. (a)                                              688               3,199
MedAssets, Inc. (a)                                                   7,385             112,769
Medidata Solutions, Inc. (a)                                          3,933             100,567
Mentor Graphics Corp. (a)                                            17,685             258,732
Merge Healthcare, Inc. (a)                                            9,081              44,315
Meru Networks, Inc. (a)                                               1,836              37,289
MicroStrategy, Inc., Class A (a)                                      1,490             200,375
Monotype Imaging Holdings, Inc. (a)                                   4,109              59,580
NCI, Inc., Class A (a)                                                1,800              43,866
NIC, Inc.                                                             9,424             117,423
NaviSite, Inc. (a)                                                    6,727              36,931
NetScout Systems, Inc. (a)                                            5,434             148,457
NetSuite, Inc. (a)                                                    4,600             133,768
Nuance Communications, Inc. (a)                                      38,495             752,962
Openwave Systems, Inc. (a)                                           13,910              29,767
Opnet Technologies, Inc.                                              2,697             105,156
PC-Tel, Inc. (a)                                                      3,566              27,351
PDF Solutions, Inc. (a)                                               4,332              28,808
PROS Holdings, Inc. (a)                                               3,603              52,496
Parametric Technology Corp. (a)                                      18,505             416,177
Pegasystems, Inc.                                                     2,743             104,069
Perficient, Inc. (a)                                                  5,392              64,758
Premiere Global Services, Inc. (a)                                    8,485              64,656
Progress Software Corp. (a)                                          10,442             303,758
QAD, Inc.                                                             1,349              13,895
QAD, Inc.                                                               680               7,324
QLIK Technologies, Inc. (a)                                           8,976             233,376
Quality Systems, Inc. (b)                                             3,142             261,854
Quest Software, Inc. (a)                                             10,044             255,017
Rackspace Hosting, Inc. (a)                                          16,599             711,267
Renaissance Learning, Inc.                                            1,700              19,975
RightNow Technologies, Inc. (a)                                       3,972             124,324
Rosetta Stone, Inc. (a)                                               2,275              30,053
Rovi Corp. (a)                                                       16,447             882,382
S1 Corp. (a)(b)                                                       8,903              59,472
SAVVIS, Inc. (a)                                                      6,563             243,422
SRA International, Inc., Class A (a)                                  6,752             191,487
SRS Labs Inc. (a)                                                     2,800              23,912
Saba Software, Inc. (a)                                               5,431              53,278
Sapient Corp. (a)                                                    17,213             197,089
Scientific Learning Corp. (a)                                         5,893              18,386
Selectica, Inc. (a)                                                     570               3,226
Smith Micro Software, Inc. (a)                                        5,195              48,625
SolarWinds, Inc. (a)                                                  5,304             124,432
Solera Holdings, Inc.                                                11,212             572,933
Sourcefire, Inc. (a)                                                  4,677             128,664
SuccessFactors, Inc. (a)                                             11,687             456,845
Support.com, Inc. (a)                                                 8,160              42,350
Synchronoss Technologies, Inc. (a)                                    3,926             136,428
Synopsys, Inc. (a)                                                   23,864             659,840
Syntel, Inc.                                                          4,234             221,142
TIBCO Software, Inc. (a)                                             26,497             722,043
Taleo Corp., Class A (a)                                              6,509             232,046
TeleCommunication Systems, Inc., Class A (a)                          7,900              32,548
Terremark Worldwide, Inc. (a)                                         7,084             134,596
Tyler Technologies, Inc. (a)                                          5,902             139,936
Ultimate Software Group, Inc. (a)                                     4,121             242,109
Unisys Corp. (a)                                                      6,164             192,440
United Online, Inc.                                                  14,588              91,977
VASCO Data Security International, Inc. (a)                           4,910              67,414
VMware, Inc. (a)                                                     10,095             823,146
VirnetX Holding Corp.                                                 6,524             129,893
Virtusa Corp. (a)                                                     2,700              50,571
Vital Images, Inc. (a)                                                3,185              43,029
Vocus, Inc. (a)                                                       3,352              86,683
Wave Systems Corp., Class A (a)                                      14,270              44,665
Web.Com Group, Inc. (a)                                               5,723              83,499
Websense, Inc. (a)                                                    6,495             149,190
Zanett, Inc. (a)                                                      3,536               4,455
Zix Corp. (a)                                                        11,608              42,717
                                                                                 --------------
                                                                                     24,463,876
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES - 3.9%
A.M. Castle & Co. (a)                                                 3,124              58,981
ABM Industries, Inc.                                                  6,430             163,258
AMN Healthcare Services, Inc. (a)                                     6,193              53,631
AMREP Corp. (a)                                                         500               4,875
APAC Customer Services, Inc. (a)                                      5,940              35,699
Acacia Research - Acacia Technologies (a)                             5,580             190,948
The Advisory Board Co. (a)                                            2,800             144,200
Alliance Data Systems Corp. (a)                                       8,401             721,562
American Dental Partners, Inc. (a)                                    2,664              34,952
American Reprographics Co. (a)                                        5,753              59,544
Applied Industrial Technologies, Inc.                                 5,875             195,402
Arcadia Resources, Inc. (a)                                          18,770               2,365
Barnes Group, Inc.                                                    6,612             138,059
Barrett Business Services, Inc.                                       1,039              16,686
Black Box Corp.                                                       2,632              92,515
The Brink's Co.                                                       7,009             232,068
Broadridge Financial Solutions LLC                                   18,494             419,629
CBIZ, Inc. (a)                                                        7,427              53,549
CDI Corp.                                                             1,837              27,169
CRA International, Inc. (a)                                           1,801              51,923
Cardtronics, Inc. (a)                                                 5,768             117,379
Casella Waste Systems, Inc. (a)                                       5,798              41,572
Cass Information Systems, Inc.                                        1,500              58,935
Cenveo, Inc. (a)                                                      9,479              61,898
Champion Industries, Inc. (a)                                         3,410               6,922
Clean Harbors, Inc. (a)                                               3,657             360,800
Coinstar, Inc. (a)(b)                                                 4,859             223,125
Comfort Systems USA, Inc.                                             5,840              82,169
Consolidated Graphics, Inc. (a)                                       1,872             102,267
Convergys Corp. (a)                                                  16,900             242,684
CoreLogic, Inc. (a)                                                  17,262             319,347
Corporate Executive Board Co.                                         5,500             222,035
Corrections Corp. of America (a)                                     17,516             427,390
CoStar Group, Inc. (a)                                                3,391             212,548
Crawford & Co., Class B                                               4,940              23,514
Cross Country Healthcare, Inc. (a)                                    4,660              36,488
DXP Enterprises, Inc. (a)                                             1,600              36,928

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       21

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
SUPPORT SERVICES (CONTINUED)
Deluxe Corp.                                                          8,257        $    219,141
Dice Holdings, Inc. (a)                                               6,763             102,189
DigitalGlobe, Inc. (a)                                                4,501             126,163
Document Security Systems, Inc. (a)                                   4,966              20,410
ENGlobal Corp. (a)                                                    3,993              18,088
Emdeon, Inc., Class A (a)                                             7,316             117,861
EnergySolutions, Inc.                                                13,759              82,004
Ennis, Inc.                                                           3,846              65,497
Euronet Worldwide, Inc. (a)                                           7,682             148,493
ExlService Holdings, Inc. (a)                                         2,596              54,905
Exponent, Inc. (a)                                                    2,412             107,599
FTI Consulting, Inc. (a)                                              7,433             284,907
Franklin Covey Co. (a)                                                3,300              28,578
Frontline Capital Group (a)                                             300                   -
Fuel Tech, Inc. (a)                                                   4,100              36,490
Furmamite Corp. (a)                                                   7,030              56,240
G&K Services, Inc., Class A                                           3,318             110,323
GP Strategies Corp. (a)                                               3,400              46,240
Genpact Ltd. (a)                                                     16,637             240,904
The Geo Group, Inc. (a)                                              11,075             283,963
GeoEye, Inc. (a)                                                      3,493             145,239
Global Cash Access, Inc. (a)                                          5,824              19,044
Global Payments, Inc.                                                12,732             622,849
Harris Interactive, Inc. (a)                                         12,240              12,069
Heartland Payment Systems, Inc.                                       6,163             108,037
Heidrick & Struggles International, Inc.                              2,800              77,924
Hudson Highland Group, Inc. (a)                                       5,231              34,002
Huron Consulting Group, Inc. (a)                                      3,637             100,709
ICF International, Inc. (a)                                           2,937              60,326
Innerworkings, Inc. (a)                                               4,848              35,778
Insperity Inc.                                                        3,521             106,968
Interline Brands, Inc. (a)                                            4,976             101,510
Jack Henry & Associates, Inc.                                        13,402             454,194
Kaman Corp., Class A                                                  3,893             137,034
Kelly Services, Inc., Class A (a)                                     4,746             103,036
Kforce, Inc. (a)                                                      6,014             110,056
Korn/Ferry International (a)                                          7,365             164,019
LECG Corp. (a)                                                        6,922               1,395
Lawson Products, Inc.                                                   534              12,303
Lender Processing Services, Inc.                                     14,856             478,215
Lincoln Educational Services Corp.                                    2,764              43,920
Lionbridge Technologies, Inc. (a)                                     9,400              32,242
M&F Worldwide Corp. (a)                                               1,817              45,643
MAXIMUS, Inc.                                                         2,790             226,464
MSC Industrial Direct Co., Class A                                    6,908             472,991
MWI Veterinary Supply, Inc. (a)                                       1,826             147,322
Management Network Group, Inc. (a)                                      780               1,833
Manpower Group                                                       12,791             804,298
McGrath RentCorp                                                      3,621              98,745
Metalico, Inc. (a)                                                    7,500              46,650
Michael Baker Corp. (a)                                               1,304              37,907
Mistras Group, Inc. (a)                                               2,773              47,723
Mobile Mini, Inc. (a)                                                 5,820             139,796
Moduslink Global Solutions, Inc.                                      7,390              40,349
Nalco Holding Co.                                                    20,564             561,603
Navigant Consulting, Inc. (a)                                         7,799              77,912
NeuStar, Inc., Class A (a)                                            8,400             214,872
Odyssey Marine Exploration, Inc. (a)                                 13,461              41,460
On Assignment, Inc. (a)                                               5,912              55,928
Online Resources Corp. (a)                                            4,556              17,222
PRGX Global, Inc. (a)                                                 4,070              24,705
Park-Ohio Holdings Corp. (a)                                          1,500              30,990
Perma-Fix Environmental Services (a)                                 14,081              21,262
PowerSecure International, Inc. (a)                                   4,300              36,980
Quad/Graphics, Inc. (a)                                               4,093             174,116
RSC Holdings, Inc. (a)                                                7,699             110,712
Rentrak Corp. (a)                                                     1,691              45,522
Resources Connection, Inc.                                            7,496             145,347
SFN Group, Inc. (a)                                                   8,129             114,538
SYKES Enterprises, Inc. (a)                                           6,760             133,645
Schnitzer Steel Industries, Inc., Class A                             3,578             232,606
School Specialty, Inc. (a)                                            3,071              43,915
Sharps Compliance Corp. (a)                                           3,400              16,048
The Standard Register Co.                                             2,775               9,213
Startek, Inc. (a)                                                     3,021              15,226
Team, Inc. (a)                                                        3,007              78,964
TeleTech Holdings, Inc. (a)                                           4,828              93,567
Tetra Tech, Inc. (a)                                                  9,527             235,222
The Dolan Co. (a)                                                     4,814              58,442
Thomas Group, Inc. (a)                                                  400                 544
Tier Technologies, Inc., Class B (a)                                  2,539              13,965
Towers Watson & Co.                                                   8,254             457,767
TrueBlue, Inc. (a)                                                    6,877             115,465
URS Corp. (a)                                                        13,164             606,202
US Ecology, Inc.                                                      2,859              49,832
Unifirst Corp.                                                        2,256             119,591
United Rentals, Inc. (a)                                              9,726             323,681
United Stationers, Inc.                                               3,628             257,769
Universal Technical Institute, Inc.                                   3,745              72,840
Verisk Analytics, Inc. (a)                                           18,436             603,963
Viad Corp.                                                            3,276              78,427
VistaPrint NV (a)                                                     6,500             337,350
Waste Connections, Inc.                                              18,588             535,149
Wright Express Corp. (a)                                              6,111             316,794
                                                                                 --------------
                                                                                     18,972,957
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
3D Systems Corp. (a)                                                  3,216             156,137
ATMI, Inc. (a)                                                        4,756              89,793
AXT, Inc. (a)                                                         5,610              40,224
Acme Packet, Inc. (a)                                                 8,137             577,402
Adtran, Inc.                                                          9,810             416,533
Advanced Analogic Technologies, Inc. (a)                              7,170              27,103
Advanced Energy Industries, Inc. (a)                                  5,874              96,040
Agilysys, Inc. (a)                                                    3,300              18,942
Alliance Fiber Optic Products, Inc. (a)                               1,323              14,818
Amkor Technology, Inc. (a)                                           15,916             107,274
Amtech Systems, Inc. (a)                                              1,564              39,475
Anadigics, Inc. (a)                                                  10,928              48,957
Applied Micro Circuits Corp. (a)                                     10,875             112,882
Arris Group, Inc. (a)                                                20,037             255,271
Aruba Networks, Inc. (a)                                             11,694             395,725
Atheros Communications, Inc. (a)                                     11,086             494,990
Atmel Corp. (a)                                                      72,985             994,786
Audiovox Corp., Class A (a)                                           2,622              20,976
AuthenTec, Inc. (a)                                                   6,354              20,333

================================================================================

  22      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
Aviat Networks, Inc. (a)                                              9,490        $     49,063
Aware, Inc. (a)                                                       3,178              11,441
Axcelis Technologies, Inc. (a)                                       18,177              48,169
Blue Coat Systems, Inc. (a)                                           6,864             193,290
Brightpoint, Inc. (a)                                                11,360             123,142
Brocade Communications Systems, Inc. (a)                             71,903             442,203
Brooks Automation, Inc. (a)                                           9,568             131,369
Cabot Microelectronics Corp. (a)                                      3,675             192,019
CalAmp Corp. (a)                                                      7,067              23,674
Cavium Networks, Inc. (a)                                             7,235             325,069
Ceva, Inc. (a)                                                        3,489              93,261
Ciena Corp. (a)                                                      14,752             382,962
Cirrus Logic, Inc. (a)                                               10,975             230,804
Cohu, Inc.                                                            3,222              49,490
Comtech Telecommunications Corp.                                      4,390             119,320
Concurrent Computer Corp. (a)                                         2,313              14,711
Conexant Systems, Inc. (a)                                           13,887              33,051
Cray, Inc. (a)                                                        6,145              39,635
Cree, Inc. (a)                                                       16,968             783,243
Cymer, Inc. (a)                                                       4,505             254,893
Cypress Semiconductor Corp. (a)                                      25,439             493,008
DSP Group, Inc. (a)                                                   3,900              30,030
Dataram Corp. (a)                                                     4,673              10,468
Dialogic, Inc. (a)                                                    5,279              24,759
Diebold, Inc.                                                        10,498             372,259
Digi International, Inc. (a)                                          4,069              42,969
Diodes, Inc. (a)                                                      5,345             182,051
Ditech Networks, Inc. (a)                                             8,978              13,018
Dot Hill Systems Corp. (a)                                           10,727              30,357
Dycom Industries, Inc. (a)                                            6,241             108,219
EMS Technologies, Inc. (a)                                            2,492              48,980
EchoStar Holding Corp. (a)                                            6,321             239,250
Electronics for Imaging, Inc. (a)                                     7,336             107,913
Emcore Corp. (a)                                                     15,059              38,852
Emulex Corp. (a)                                                     13,337             142,306
EndWare Corp. (a)                                                     3,720               8,928
Entegris, Inc. (a)                                                   20,918             183,451
Entropic Communications, Inc. (a)                                    11,384              96,195
Exar Corp. (a)                                                        6,086              36,638
Extreme Networks, Inc. (a)                                           14,908              52,178
FSI International, Inc. (a)                                           7,274              31,860
Fairchild Semiconductor International, Inc. (a)                      19,582             356,392
FiberTower Corp. (a)                                                  8,404              16,892
Finisar Corp. (a)                                                    12,242             301,153
Formfactor, Inc. (a)                                                  7,600              78,280
GSI Technology, Inc. (a)                                              3,239              29,442
GTSI Corp. (a)                                                        1,700               7,803
Garmin Ltd.                                                          18,194             616,049
Gerber Scientific, Inc. (a)                                           4,194              39,256
Globecomm Systems, Inc. (a)                                           3,921              48,346
Harmonic, Inc. (a)                                                   18,096             169,740
Hittite Microwave Corp. (a)                                           4,355             277,718
Hughes Communications, Inc. (a)                                       1,385              82,643
Hutchinson Technology, Inc. (a)                                       5,295              14,932
Hypercom Corp. (a)                                                    7,653              92,066
ICO Global Communications Holdings Ltd. (a)                          22,862              61,042
ID Systems, Inc. (a)                                                  3,969              18,257
IXYS Corp. (a)                                                        4,014              53,908
Identive Group, Inc. (a)                                              6,556              17,308
iGO, Inc. (a)                                                         8,187              23,087
Ikanos Communications, Inc. (a)                                       5,800               6,612
Imation Corp. (a)                                                     4,553              50,720
Infinera Corp. (a)                                                   15,705             131,765
Infosonics Corp. (a)                                                  3,600               3,312
Ingram Micro, Inc., Class A (a)                                      24,428             513,721
Insight Enterprises, Inc. (a)                                         7,100             120,913
Integral Systems, Inc. (a)                                            4,078              49,629
Integrated Device Technology, Inc. (a)                               25,670             189,188
Integrated Silicon Solutions, Inc. (a)                                5,104              47,314
InterDigital, Inc.                                                    6,971             332,586
Intermec, Inc. (a)                                                    7,480              80,709
International Rectifier Corp. (a)                                    10,879             359,660
Intersil Corp., Class A                                              18,569             231,184
Ixia (a)                                                              7,553             119,942
KVH Industries, Inc. (a)                                              3,100              46,872
Kopin Corp. (a)                                                      10,169              46,676
Kulicke & Soffa Industries, Inc. (a)                                 11,200             104,720
LRAD Corp. (a)                                                        6,254              17,449
LTX-Credence Corp. (a)                                                8,014              73,168
Lam Research Corp. (a)                                               19,389           1,098,581
Lantronix, Inc. (a)                                                   2,160               8,208
Lattice Semiconductor Corp. (a)                                      19,585             115,551
Loral Space & Communications Ltd. (a)                                 1,843             142,925
MIPS Technologies, Inc. (a)                                           7,868              82,535
MKS Instruments, Inc.                                                 7,549             251,382
Marvell Technology Group Ltd. (a)                                    84,729           1,317,536
Mattson Technology, Inc. (a)                                          8,174              19,945
Maxim Integrated Products, Inc.                                      46,932           1,201,459
MaxLinear, Inc., Class A (a)                                          1,764              14,412
Mercury Computer Systems, Inc. (a)                                    4,783             101,208
Micrel, Inc.                                                          7,890             106,357
Micros Systems, Inc. (a)                                             12,810             633,198
Microsemi Corp. (a)                                                  13,036             269,976
Mindspeed Technologies, Inc. (a)                                      5,593              47,317
Monolithic Power Systems, Inc. (a)                                    5,700              80,883
MoSys, Inc. (a)                                                       5,138              30,879
NCR Corp. (a)                                                        25,374             478,046
NETGEAR, Inc. (a)                                                     5,678             184,194
Nanometrics, Inc. (a)                                                 3,600              65,124
NetList, Inc. (a)                                                     5,480              13,700
Netlogic Microsystems, Inc. (a)                                       9,139             384,021
Network Engines, Inc. (a)                                             7,500              15,225
Network Equipment Technologies, Inc. (a)                              5,401              20,362
Neutral Tandem, Inc. (a)                                              5,514              81,331
Novatel Wireless, Inc. (a)                                            5,930              32,378
ON Semiconductor Corp. (a)                                           67,337             664,616
Oclaro, Inc. (a)                                                      8,215              94,555
Omnivision Technologies, Inc. (a)                                     8,536             303,284
Oplink Communications, Inc. (a)                                       3,141              61,218
OpNext, Inc. (a)                                                      7,810              18,978
Optical Cable Corp.                                                   1,997               9,925
Overland Storage, Inc. (a)                                            3,729               8,353
PAR Technology Corp. (a)                                              1,725               7,762
PC Connection, Inc. (a)                                               3,000              26,580
PLX Technology, Inc. (a)                                              5,554              20,272

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       23

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT (CONTINUED)
PMC-Sierra, Inc. (a)                                                 35,682        $    267,615
ParkerVision, Inc. (a)                                                4,428               3,099
Performance Technologies, Inc. (a)                                    1,109               2,362
Pericom Semiconductor Corp. (a)                                       3,732              38,701
Photronics, Inc. (a)                                                  8,900              79,833
Pixelworks, Inc. (a)                                                  3,594              12,938
Plantronics, Inc.                                                     7,492             274,357
Polycom, Inc. (a)                                                    13,545             702,308
Power Integrations, Inc.                                              4,651             178,273
Preformed Line Products Co.                                             400              27,668
Presstek, Inc. (a)                                                    5,522              11,486
QLogic Corp. (a)                                                     17,240             319,802
Quantum Corp. (a)                                                    35,154              88,588
QuickLogic Corp. (a)                                                  6,182              30,292
RF Micro Devices, Inc. (a)                                           42,895             274,957
Radiant Systems, Inc. (a)                                             5,821             103,032
Radisys Corp. (a)                                                     4,134              35,800
Rambus, Inc. (a)                                                     17,893             354,281
Rimage Corp.                                                          1,600              25,840
Riverbed Technology, Inc. (a)                                        23,355             879,316
Rudolph Technologies, Inc. (a)                                        5,828              63,758
STEC, Inc. (a)(b)                                                     6,570             131,991
SYNNEX Corp. (a)                                                      3,606             118,024
ScanSource, Inc. (a)                                                  4,241             161,116
SeaChange International, Inc. (a)                                     4,874              46,303
Seagate Technology (a)                                               74,498           1,072,771
Semtech Corp. (a)                                                     9,710             242,944
Shoretel, Inc. (a)                                                    3,468              28,542
Sigma Designs, Inc. (a)                                               5,100              66,045
Silicon Graphics International Corp. (a)                              5,400             115,560
Silicon Image, Inc. (a)                                              12,263             109,999
Silicon Laboratories, Inc. (a)                                        6,978             301,519
Skyworks Solutions, Inc. (a)                                         28,295             917,324
Smart Modular Technologies WWH, Inc. (a)                              6,546              50,862
Sonic Foundry, Inc. (a)                                               1,101              16,515
Sonus Networks, Inc. (a)                                             34,942             131,382
Standard Microsystems Corp. (a)                                       3,529              87,025
Stratasys, Inc. (a)                                                   3,405             160,035
Super Micro Computer, Inc. (a)                                        3,900              62,556
Superconductor Technologies, Inc. (a)                                 5,471              16,358
Supertex, Inc. (a)                                                    2,299              51,222
Sycamore Networks, Inc.                                               3,108              75,928
Symmetricom, Inc. (a)                                                 7,337              44,976
Synaptics, Inc. (a)                                                   5,558             150,177
Systemax, Inc. (a)                                                    1,200              16,224
TNS, Inc. (a)                                                         4,238              65,986
Tech Data Corp. (a)                                                   7,536             383,281
Tegal Corp. (a)                                                       2,046               1,167
Tekelec (a)                                                          10,774              87,485
Telular Corp.                                                         3,516              25,526
Tessera Technologies, Inc. (a)                                        7,883             143,944
Transact Technologies, Inc. (a)                                       2,096              25,047
Transwitch Corp. (a)                                                  5,338              24,128
Trident Microsystems, Inc. (a)                                       11,456              13,174
TriQuint Semiconductor, Inc. (a)                                     24,517             316,514
UTStarcom, Inc. (a)                                                  18,528              43,541
Ultra Clean Holdings, Inc. (a)                                        3,700              38,258
Ultratech, Inc. (a)                                                   3,900             114,660
Varian Semiconductor Equipment Associates, Inc. (a)                  11,776             573,138
VeriFone Systems, Inc. (a)                                           13,604             747,540
Viasat, Inc. (a)                                                      6,509             259,319
Volterra Semiconductor Corp. (a)                                      4,343             107,837
Westell Technologies, Inc., Class A (a)                               9,681              33,883
Zhone Technologies, Inc. (a)                                          5,499              12,648
Zoran Corp. (a)                                                       7,812              81,167
                                                                                 --------------
                                                                                     33,652,836
-----------------------------------------------------------------------------------------------
TOBACCO - 0.1%
Alliance One International, Inc. (a)                                 13,500              54,270
Schweitzer-Mauduit International, Inc.                                2,799             141,657
Star Scientific, Inc. (a)                                            18,770              85,216
Universal Corp.                                                       3,645             158,703
Vector Group Ltd.                                                     7,262             125,560
                                                                                 --------------
                                                                                        565,406
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE - 4.1%
AFC Enterprises, Inc. (a)                                             4,514              68,297
AMR Corp. (a)                                                        52,587             339,712
AirTran Holdings, Inc. (a)                                           21,371             159,214
Alaska Air Group, Inc. (a)                                            5,583             354,074
Allegiant Travel Co.                                                  2,642             115,746
Ambassadors Group, Inc.                                               3,256              35,653
Ambassadors International, Inc. (a)                                   2,496               6,989
Ameristar Casinos, Inc.                                               3,665              65,054
Avis Budget Group, Inc. (a)                                          16,113             288,584
BJ's Restaurants, Inc. (a)                                            3,800             149,454
Bally Technologies, Inc. (a)                                          8,386             317,410
Benihana, Inc. (a)                                                      615               5,221
Benihana, Inc., Class A (a)                                           2,261              19,105
Biglari Holdings, Inc. (a)                                              233              98,687
Bluegreen Corp. (a)                                                   2,766              11,368
Bob Evans Farms, Inc.                                                 4,553             148,428
Boyd Gaming Corp. (a)                                                 8,778              82,250
Brinker International, Inc.                                          15,812             400,044
Buffalo Wild Wings, Inc. (a)                                          2,900             157,847
CEC Entertainment, Inc.                                               3,458             130,470
California Pizza Kitchen, Inc. (a)                                    4,613              77,867
Carmike Cinemas, Inc. (a)                                             2,500              17,875
Century Casinos, Inc. (a)                                             5,916              17,689
The Cheesecake Factory, Inc. (a)                                      9,006             270,991
Chipotle Mexican Grill, Inc., Class A (a)                             4,930           1,342,784
Choice Hotels International, Inc.                                     5,106             198,368
Churchill Downs, Inc.                                                 1,822              75,613
Cinemark Holdings, Inc.                                               9,596             185,683
Cosi, Inc. (a)(b)                                                    11,696              14,386
Cracker Barrel Old Country Store, Inc.                                3,561             174,988
Delta Air Lines, Inc. (a)                                           124,019           1,215,386
Denny's Corp. (a)                                                    16,931              68,740
DineEquity, Inc. (a)                                                  2,615             143,773
Dollar Thrifty Automotive Group, Inc. (a)                             4,250             283,602
Domino's Pizza, Inc. (a)                                              7,458             137,451
Dover Downs Gaming & Entertainment, Inc.                              5,063              18,176
Dover Motorsports, Inc. (a)                                           4,712               9,424

================================================================================

  24      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COMMON STOCKS                                                        SHARES         VALUE
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE (CONTINUED)
Einstein Noah Restaurant Group, Inc.                                  1,100        $     17,908
Empire Resorts, Inc. (a)                                              8,030               4,979
Entertainment Gaming Asia, Inc. (a)                                   7,758               2,723
Famous Dave's of America, Inc. (a)                                    2,218              21,692
Flanigan's Enterprises, Inc.                                            200               1,600
Full House Resorts, Inc. (a)                                          5,892              22,507
Gaming Partners International Corp.                                   1,400               9,660
Gaylord Entertainment Co. (a)                                         5,415             187,792
Great Wolf Resorts, Inc. (a)                                          7,564              15,960
Hawaiian Holdings, Inc. (a)                                           7,674              46,121
Hertz Global Holdings, Inc. (a)                                      29,106             454,927
Hyatt Hotels Corp. (a)                                                5,827             250,794
International Speedway Corp., Class A                                 4,416             131,597
Interval Leisure Group, Inc. (a)                                      6,262             102,384
Isle of Capri Casinos, Inc. (a)                                       3,585              34,057
Jack in the Box, Inc. (a)                                             8,613             195,343
JetBlue Airways Corp. (a)(b)                                         38,150             239,200
Krispy Kreme Doughnuts, Inc. (a)                                      9,577              67,422
Las Vegas Sands Corp. (a)                                            70,652           2,982,927
Life Time Fitness, Inc. (a)                                           6,557             244,642
Live Nation Entertainment, Inc. (a)                                  23,595             235,950
Luby's, Inc. (a)                                                      3,193              16,891
MGM Resorts International (a)(b)                                     50,213             660,301
MTR Gaming Group, Inc. (a)                                            6,381              16,910
Madison Square Garden, Inc. (a)                                       9,487             256,054
Marcus Corp.                                                          2,953              32,188
McCormick & Schmick's Seafood Restaurants, Inc. (a)                   2,175              15,704
Monarch Casino & Resort, Inc. (a)                                     1,900              19,760
Morgans Hotel Group Co. (a)                                           4,810              47,138
Multimedia Games Holdings Co., Inc. (a)                               4,325              24,782
O'Charleys, Inc. (a)                                                  2,773              16,555
Orbitz Worldwide, Inc. (a)                                            4,800              17,136
Orient Express Hotels Ltd., Class A (a)                              14,306             176,965
P.F. Chang's China Bistro, Inc.                                       3,495             161,434
Panera Bread Co., Class A (a)                                         4,961             630,047
Papa John's International, Inc. (a)                                   3,305             104,669
Peet's Coffee & Tea, Inc. (a)                                         2,400             115,416
Penn National Gaming, Inc. (a)                                       10,441             386,943
Pinnacle Airlines Corp. (a)                                           3,774              21,700
Pinnacle Entertainment, Inc. (a)                                      9,188             125,141
Premier Exhibitions, Inc. (a)                                         7,136              13,558
Reading International, Inc., Class A (a)                              6,273              31,679
Red Lion Hotels Corp. (a)                                             2,429              19,918
Red Robin Gourmet Burgers, Inc. (a)                                   2,727              73,356
Regal Entertainment Group, Series A                                  12,829             173,191
Republic Airways Holdings, Inc. (a)(b)                                7,300              46,939
Rick's Cabaret International, Inc. (a)                                2,300              25,139
Royal Caribbean Cruises Ltd. (a)                                     21,317             879,539
Ruby Tuesday, Inc. (a)                                               10,124             132,726
Ruth's Hospitality Group, Inc. (a)                                    6,598              34,046
Scientific Games Corp., Class A (a)                                  10,749              93,946
Shuffle Master, Inc. (a)                                              9,143              97,647
Silverleaf Resorts, Inc. (a)                                          7,123              17,309
Six Flags Entertainment Corp.                                         4,505             324,360
SkyWest, Inc.                                                         7,853             132,873
Sonic Corp. (a)                                                      10,002              90,518
Speedway Motorsports, Inc.                                            1,867              29,835
Steiner Leisure Ltd. (a)                                              2,186             101,124
Texas Roadhouse, Inc., Class A                                        9,335             158,602
Town Sports International Holdings, Inc. (a)                          4,791              24,242
Travelzoo, Inc. (a)                                                   1,100              73,249
United Continental Holdings, Inc. (a)                                49,933           1,147,960
US Airways Group, Inc. (a)                                           25,477             221,905
VCG Holding Corp. (a)                                                 5,639              12,519
Vail Resorts, Inc. (a)                                                5,630             274,519
Vanguard Airlines, Inc. (a)                                             200                   -
WMS Industries, Inc. (a)                                              9,260             327,341
Wendys                                                               51,345             258,265
World Wrestling Entertainment, Inc.                                   5,100              64,107
                                                                                 --------------
                                                                                     20,202,734
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS - 96.5%                                                         474,949,050
===============================================================================================

===============================================================================================

                                                                 BENEFICIAL
                                                                   INTEREST
OTHER INTERESTS (e)                                                   (000)
-----------------------------------------------------------------------------------------------
CHEMICALS - 0.0%
Eden Bioscience Liquidating Trust                                         -(f)              380
-----------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 0.0%
Student Loan Corp.                                                        1               2,955
-----------------------------------------------------------------------------------------------
INDUSTRIAL ENGINEERING - 0.0%
Soft Branos Inc.                                                          -(f)                2
-----------------------------------------------------------------------------------------------
TOTAL OTHER INTERESTS - 0.0%                                                              3,337
===============================================================================================

===============================================================================================

RIGHTS                                                               SHARES
-----------------------------------------------------------------------------------------------
BANKS - 0.0%
Central Pacific Financial, Corp. (Expires 5/06/11)                      420               5,933
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
H3 Contingent Value (Expires 12/24/12)                                2,600                   -

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       25

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES
                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

RIGHTS                                                               SHARES          VALUE
-----------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT  & SERVICES (CONCLUDED)
Merck Contingent Value (No expiration date)                          2,600       $            -
                                                                                 --------------
                                                                                              -
-----------------------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
Avigen, Inc. Contingent Value (Expires 8/21/11)                       1,000                  40
Ligand Pharmaceuticals, Inc. (Expires 12/31/11)                       4,000                   -
                                                                                 --------------
                                                                                             40
-----------------------------------------------------------------------------------------------
TRAVEL & LEISURE - 0.0%
Empire Resorts, Inc. (Expires 4/29/11)                                8,030                   -
                                                                                 --------------
                                                                                          5,973
-----------------------------------------------------------------------------------------------
TOTAL RIGHTS - 0.0%                                                                       5,973
===============================================================================================

===============================================================================================

WARRANTS (g)
-----------------------------------------------------------------------------------------------
AUTOMOBILES & PARTS - 0.0%
Federal-Mogul Corp., Class A (Expires 12/27/14)                         249                 100
-----------------------------------------------------------------------------------------------
ALTERNATIVE ENERGY - 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (h)                           30                   -
-----------------------------------------------------------------------------------------------
TOTAL WARRANTS - 0.0%                                                                       100
-----------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS
(COST - $367,150,921) - 96.5%                                                       474,958,460
===============================================================================================

===============================================================================================

SHORT-TERM SECURITIES
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Funds,
  TempCash, Institutional Class,
  0.14%,  (d)(i)                                                 15,073,338          15,073,338
-----------------------------------------------------------------------------------------------

                                                                 BENEFICIAL
                                                                   INTEREST
                                                                      (000)
-----------------------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC Money Market
  Series, 0.43%, (d)(i)(j)                                       $    6,538           6,538,385
-----------------------------------------------------------------------------------------------
TOTAL SHORT-TERM SECURITIES
(COST - $21,611,723) - 4.4%                                                          21,611,723
===============================================================================================

===============================================================================================

TOTAL INVESTMENTS
(COST - $388,762,644*) - 100.9%                                                     496,570,183

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%                                       (4,585,241)
                                                                                   ------------
NET ASSETS - 100.0%                                                                $491,984,942
                                                                                   ============
-----------------------------------------------------------------------------------------------
*   The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes were as follows:

Aggregate cost......................................                           $391,893,580
                                                                               ============
Gross unrealized appreciation.......................                           $133,979,542
Gross unrealized depreciation.......................                            (29,302,939)
                                                                               ------------
Net unrealized appreciation.........................                           $104,676,603
                                                                               ============

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts

================================================================================

  26      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES

(d) Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                  SHARES/                                            SHARES/
                                BENEFICIAL          SHARES/        SHARES/         BENEFICIAL
                             INTEREST HELD AT     BENEFICIAL     BENEFICIAL     INTEREST HELD AT        VALUE AT
                               DECEMBER 31,        INTEREST       INTEREST          MARCH 31,         SEPTEMBER 30,
                                   2010           PURCHASED         SOLD              2011                2011          INCOME
-------------------------------------------------------------------------------------------------------------------------------
BlackRock, Inc.                     14,594             504              (77)           15,021          $ 3,019,371    $  20,760
BlackRock Liquidity
   Funds, TempCash,
   Institutional Class           8,555,086       6,518,252(1)             -        15,073,338          $15,073,338    $   6,602
BlackRock Liquidity
   Series, LLC Money
   Market Series                $9,000,044               -      $(2,461,659)(2)    $6,538,385          $ 6,538,385    $  20,300
PennyMac Mortgage
   Investment Trust                  2,935           1,212                -             4,147          $    76,263    $   1,233
-------------------------------------------------------------------------------------------------------------------------------

(1)Represents net shares purchased.
(2)Represents net beneficial interest sold.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f) Amount is less than $1,000.
(g) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(h) Restricted security as to resale, representing 0.0% of net assets, was as follows:

---------------------------------------------------------------------------------------------
ISSUE                         ACQUISITION DATES                COST                   VALUE
---------------------------------------------------------------------------------------------
GreenHunter Energy, Inc.      4/18/08 - 5/16/08                  -                      -
---------------------------------------------------------------------------------------------

(i) Represents the current yield as of report date.
(j) Security was purchased with the cash collateral from loaned securities.

o For Series compliance purposes, the Series's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o   Financial futures contracts purchased as of March 31, 2011 were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                                                      NOTIONAL        UNREALIZED
CONTRACTS              ISSUE                  EXCHANGE          EXPIRATION              VALUE        APPRECIATION
-----------------------------------------------------------------------------------------------------------------
    120       Russell 2000 EMINI         ICE Futures US Indices  June 2011          $  9,815,346       $  285,054
     65       S&P Mid 400 EMINI             Chicago Mercantile   June 2011          $  6,248,805       $  166,695
-----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                  $  451,749
                                                                                                       ==========

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       27

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES

o Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

    o Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

    o Level 2 - other observable inputs (including, but not limited to: quotd prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

    o Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Series' investments and derivative financial instruments:

-------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                     LEVEL 1          LEVEL 2        LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
Common Stocks:
    Aerospace & Defense ......................    $  5,785,547          -               -        $  5,785,547
    Alternative Energy  ......................         723,181          -               -             723,181
    Automobiles & Parts ......................      10,420,509          -               -          10,420,509
    Banks ....................................      22,394,899          -               -          22,394,899
    Beverages ................................       1,071,717          -               -           1,071,717
    Chemicals ................................      15,789,709          -               -          15,789,709
    Construction & Materials .................       9,920,114          -               -           9,920,114
    Electricity ..............................       8,800,681          -               -           8,800,681
    Electronic & Electrical Equipment ........      17,540,927          -               -          17,540,927
    Financial Services .......................      15,823,462          -               -          15,823,462
    Fixed Line Telecommunications ............       3,260,386          -               -           3,260,386
    Food & Drug Retailers ....................       2,218,604          -               -           2,218,604
    Food Producers ...........................       8,902,370          -               -           8,902,370
    Forestry & Paper .........................       1,812,035          -               -           1,812,035
    Gas, Water & Multi-Utilities .............       7,201,613          -               -           7,201,613
    General Industrials ......................       6,387,791          -               -           6,387,791

================================================================================

  28      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011

================================================================================

SCHEDULE OF INVESTMENTS (CONTINUED)          MASTER EXTENDED MARKET INDEX SERIES

-------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                     LEVEL 1          LEVEL 2        LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in Securities:
Common Stocks:
   General Retailers                              $ 23,360,422                -             -    $ 23,360,422
   Health Care Equipment & Services ..........      27,218,957                -             -      27,218,957
   Household Goods & Home Construction .......       8,915,840                -             -       8,915,840
   Industrial Engineering ....................      17,348,425                -             -      17,348,425
   Industrial Metals & Mining ................       4,726,135                -             -       4,726,135
   Industrial Transportation .................       7,639,750                -             -       7,639,750
   Leisure Goods .............................       3,487,774                -             -       3,487,774
   Life Insurance ............................       2,035,301                -             -       2,035,301
   Media .....................................      13,971,272                -             -      13,971,272
   Mining ....................................       7,654,670                -             -       7,654,670
   Mobile Telecommunications .................       4,582,058                -             -       4,582,058
   Nonlife Insurance .........................      16,282,180                -             -      16,282,180
   Oil & Gas Producers .......................      20,664,648                -             -      20,664,648
   Oil Equipment, Services & Distribution ....      14,160,805          $   340             -      14,161,145
   Personal Goods ............................       7,217,890                -             -       7,217,890
   Pharmaceuticals & Biotechnology ...........      21,925,190                -         $   1      21,925,191
   Real Estate Investment & Services .........       3,137,184                -             -       3,137,184
   Real Estate Investment Trusts (REITs) .....      34,708,854                -             -      34,708,854
   Software & Computer Services ..............      24,463,876                -             -      24,463,876
   Support Services ..........................      18,972,957                -             -      18,972,957
   Technology Hardware & Equipment ...........      33,652,836                -             -      33,652,836
   Tobacco ...................................         565,406                -             -         565,406
   Travel & Leisure ..........................      20,202,734                -             -      20,202,734
Other Interests:
   Chemicals .................................               -                -           380             380
   Financial Services ........................               -            2,955             -           2,955
   Industrial Engineering ....................               -                -             2               2
Rights:
   Banks .....................................               -            5,933             -           5,933

================================================================================

          QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011       29

================================================================================

SCHEDULE OF INVESTMENTS (CONCLUDED)          MASTER EXTENDED MARKET INDEX SERIES

-------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                     LEVEL 1          LEVEL 2        LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in Securities:
Rights:
   Pharmaceuticals & Biotechnology ..........                -                  -     $  40    $          40
Warrants:
   Automobiles & Parts ......................    $         100                  -         -              100
Short-Term
Securities                                           15,073,338        $ 6,538,385         -       21,611,723
                                                 ------------------------------------------------------------
TOTAL                                             $ 490,022,147        $ 6,547,613     $ 423    $ 496,570,183
                                                 ------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
VALUATION INPUTS                                      LEVEL 1              LEVEL 2    LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Derivative Financial Instruments(2)
ASSETS:
   Equity contracts...........................    $     451,749                  -         -    $     451,749
-------------------------------------------------------------------------------------------------------------

 (2)Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

================================================================================

  30      QUANTITATIVE MASTER SERIES LLC               MARCH 31, 2011




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    May 31, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    May 31, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    May 31, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.